As filed with the Securities and Exchange Commission on August 24, 2015

1933 Act File No. 333-205456

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
PRE-EFFECTIVE AMENDMENT NO. ____ ☐
POST-EFFECTIVE AMENDMENT NO. 1 ☒

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class C, and Class I shares of Beneficial Interest of Eaton Vance Atlanta Capital SMID-Cap Fund
No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A

-

Proxy Statement/Prospectus

Part B

-

Statement of Additional Information

Part C

-

Other Information

Signature Page

Exhibit Index

Exhibits

EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND

Two International Place
Boston, Massachusetts 02110

August 24, 2015

Dear Shareholder:

We cordially invite you to attend a Special Meeting of Shareholders of Eaton Vance Atlanta Capital Horizon Growth Fund (“Horizon Growth Fund”), a series of Eaton Vance Mutual Funds Trust (“Mutual Funds Trust”), on October 23, 2015 to consider a proposal to approve an Agreement and Plan of Reorganization to exchange the Class A shares, Class C shares and Class I shares of Horizon Growth Fund for corresponding shares of Eaton Vance Atlanta Capital SMID-Cap Fund (“SMID-Cap Fund”), a series of Eaton Vance Growth Trust (“Growth Trust”) and Class B shares of Horizon Growth Fund for Class A shares of SMID-Cap Fund (the “Reorganization”).  The investment objective of Horizon Growth Fund is to seek total return and the investment objective of SMID-Cap Fund is to seek long-term capital growth.  Horizon Growth Fund invests directly in securities and SMID-Cap Fund invests all of its assets in SMID-Cap Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as SMID-Cap Fund.  The enclosed combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) describes the Reorganization in detail.  We ask you to read the enclosed information carefully and to submit your vote promptly.

After consideration and recommendation by Eaton Vance Management, the Board of Trustees has determined that it is in the best interests of Horizon Growth Fund and SMID-Cap Fund if Horizon Growth Fund is merged into SMID-Cap Fund.  As shareholders of Horizon Growth Fund, you can be expected to benefit from the Reorganization because you would become shareholders of a larger fund with a lower expense ratio that continues to provide exposure to a diversified portfolio of equity securities.

We realize that most shareholders will not be able to attend the meeting and vote their shares in person.  However, Horizon Growth Fund does need your vote.  You can vote by mail, by telephone or over the Internet, as explained in the enclosed material.  If you later decide to attend the meeting, you may revoke your proxy by a signed writing filed with Mutual Funds Trust’s Secretary, by executing and delivering a later dated proxy, or by attending the meeting and voting your shares in person (please see page 15 for additional information).  By voting promptly, you can help Horizon Growth Fund avoid the expense of additional mailings.

If you would like additional information concerning this proposal, please call one of our service representatives at 1-800-262-1122 Monday through Friday 8:30 a.m. to 5:30 p.m. (Eastern Time).  Your participation in this vote is extremely important.

Sincerely,

/s/ Payson F. Swaffield

Payson F. Swaffield

President

Eaton Vance Mutual Funds Trust

YOUR VOTE IS IMPORTANT – PLEASE VOTE PROMPTLY.

SHAREHOLDERS ARE URGED TO SIGN AND MAIL THE ENCLOSED PROXY IN THE ENCLOSED POSTAGE PREPAID ENVELOPE OR VOTE BY TELEPHONE, OR OVER THE INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS.  YOUR VOTE IS IMPORTANT WHETHER YOU OWN A FEW SHARES OR MANY SHARES.

EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND

Two International Place
Boston, Massachusetts 02110

Notice of Special Meeting of Shareholders
To Be Held October 23, 2015

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on Friday, October 23, 2015:  The Notice of Special Meeting of Shareholders, Proxy Statement, Proxy Card and Shareholder Reports are available on the Eaton Vance website at www.eatonvance.com, by selecting “Individual Investors” followed by “Products” and then “Mutual Fund Documents ..”

A Special Meeting of Shareholders of Eaton Vance Atlanta Capital Horizon Growth Fund (“Horizon Growth Fund”) will be held at the principal office of Horizon Growth Fund, Two International Place, Boston, Massachusetts 02110, on Friday, October 23, 2015 at 2:00 p.m. (Eastern Time), for the following purposes:

1.

To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) to exchange shares of Horizon Growth Fund for shares of Eaton Vance Atlanta Capital SMID-Cap Fund (“SMID-Cap Fund”).  The Plan provides for the transfer of all of the assets and liabilities of the Class A shares, Class C shares and Class I shares of Horizon Growth Fund in exchange for the corresponding shares of SMID-Cap Fund and Class B shares of Horizon Growth Fund in exchange for Class A shares of SMID-Cap Fund; and

2.

To consider and act upon any other matters that may properly come before the meeting and any adjourned or postponed session thereof.

The proposal is discussed in greater detail in the following pages.  Any such vote in FAVOR or AGAINST the proposal will also authorize the persons named as proxies to vote accordingly in FAVOR or AGAINST any such adjournment of the Special Meeting.

The meeting is called pursuant to the By-Laws of Eaton Vance Mutual Funds Trust (the “Trust”).  The Board of Trustees of the Trust has fixed the close of business on August 14, 2015 as the record date for the determination of the shareholders of Horizon Growth Fund entitled to notice of, and to vote at, the meeting and any adjournments or postponements thereof.  The Proxy Statement and accompanying material are being mailed to shareholders on or about August 24, 2015.

By Order of the Board of Trustees,

/s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Eaton Vance Mutual Funds Trust

August 24, 2015

Boston, Massachusetts

IMPORTANT

Shareholders can help the Board of Trustees of the Trust avoid the necessity and additional expense of further solicitations, which may be necessary to obtain a quorum, by promptly returning the enclosed proxy or voting by telephone or over the Internet.  The enclosed addressed envelope requires no postage if mailed in the United States and is included for your convenience.

2

PROXY STATEMENT/PROSPECTUS

Acquisition of the Assets of

EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND

By and In Exchange for Shares of

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

Two International Place

Boston, Massachusetts 02110

August 24, 2015

We are sending you this combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in connection with the Special Meeting of Shareholders (the “Special Meeting”) of Eaton Vance Horizon Growth Fund (“Horizon Growth Fund”), a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust registered as an open-end management investment company (“Mutual Funds Trust”) to be held on October 23, 2015 (the “Meeting Date”) at 2:00 p.m. (Eastern Time), at Two International Place, Boston, MA 02110. This document is both the Proxy Statement of Horizon Growth Fund and a Prospectus of Eaton Vance Atlanta Capital SMID-Cap Fund (“SMID-Cap Fund”), a series of Eaton Vance Growth Trust (“Growth Trust” and collectively, with Mutual Funds Trust, the “Trusts”).  Each of Horizon Growth Fund and SMID-Cap Fund hereinafter is sometimes referred to as a “Fund” or collectively as the “Funds.”  A proxy card is enclosed with the foregoing Notice of a Special Meeting of Shareholders for the benefit of shareholders who wish to vote, but do not expect to be present at the Special Meeting.  Shareholders also may vote by telephone or over the Internet.  The proxy is solicited on behalf of the Board of Trustees (the “Board” or “Trustees”) of Mutual Funds Trust.

This Proxy Statement/Prospectus relates to the proposed reorganization of Class A shares, Class C shares and Class I shares of Horizon Growth Fund into the corresponding class of shares of SMID-Cap Fund, and Class B shares of Horizon Growth Fund into Class A shares of SMID-Cap Fund (the “Reorganization”).  The Agreement and Plan of Reorganization (the “Plan”) is attached as Appendix A and provides for the transfer of all of the assets and liabilities of Horizon Growth Fund to SMID-Cap Fund in exchange for shares of SMID-Cap Fund.  Following the transfer, SMID-Cap Fund shares will be distributed to shareholders of Horizon Growth Fund and Horizon Growth Fund will be terminated.  As a result, each shareholder of Horizon Growth Fund will receive SMID-Cap Fund shares equal in value to the value of such shareholder’s Horizon Growth Fund shares, calculated as of the close of regular trading on the New York Stock Exchange on the Closing Date (as defined herein).

Each proxy will be voted in accordance with its instructions.  If no instruction is given, an executed proxy will authorize the persons named as proxies, or any of them, to vote in favor of each matter.  A written proxy is revocable by the person giving it prior to exercise by a signed writing filed with Horizon Growth Fund’s proxy tabulator AST Fund Solutions, LLC, 55 Challenger Road, Suite 201, Ridgefield Park, NJ  07660, or by executing and delivering a later-dated proxy, or by attending the meeting and voting the shares in person.  If you attend the meeting in person, please be prepared to present photo identification (please refer to page 15 for additional information).  Proxies voted by telephone or over the Internet may be revoked at any time in the same manner that proxies voted by mail may be revoked.  This Proxy Statement/Prospectus is initially being mailed to shareholders on or about August 24, 2015.  Supplementary solicitations may be made by mail, telephone, facsimile or electronic means.  By voting promptly, you can avoid additional solicitations by telephone or other means.

The Trustees have fixed the close of business on August 14, 2015 as the record date (“Record Date”) for the determination of the shareholders entitled to notice of and to vote at the meeting and any adjournments or postponements thereof.  Shareholders at the close of business on the Record Date will be entitled to one vote for each share of Horizon Growth Fund held.  The number of shares of beneficial interest of each class of Horizon Growth Fund outstanding on the Record Date and the persons who held of record or beneficially five percent or more of the outstanding shares of the Funds as of July 31, 2015 , along with similar pro forma information for the combined fund as if the Reorganization had been consummated on July 31, 2015 , are set forth in Appendix C.

This Proxy Statement/Prospectus sets forth concisely the information that you should know when considering the Reorganization.  You should read and retain this Proxy Statement/Prospectus for future reference.  The following documents are on file with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Proxy Statement/Prospectus.

•

The Funds’ Prospectus dated February 1, 2015, as revised August 24, 2015 , (the “Prospectus”), which also accompanies this Proxy Statement/Prospectus;

•

A Statement of Additional Information (the “SAI”) dated February 1, 2015, as supplemented, that relates to the Prospectus and contains additional information about the Funds;

•

A Statement of Additional Information dated August 24, 2015, that relates to this Proxy Statement/Prospectus and contains additional information about the Funds; and

•

The Funds’ Annual Reports to Shareholders, each dated September 30, 2014, and the Funds’ unaudited Semi-Annual Reports to Shareholders, each dated March 31, 2015.

To ask questions about this Proxy Statement/Prospectus, please call our toll-free number at 1-800-262-1122 Monday through Friday 8:30 am to 5:30 p.m. (Eastern Time).

Copies of each of the documents incorporated by reference referred to above are available upon oral or written request and without charge.  To obtain a copy, write to the Funds, c/o Eaton Vance Management, Two International Place, Boston, MA 02110, Attn:  Proxy Coordinator – Mutual Fund Services, or call 1-800-262-1122, Monday through Friday 8:30 a.m. to 5:30 p.m. (Eastern Time).  The foregoing documents may also be obtained on the Internet at www.eatonvance.com.  In addition, the SEC maintains a website at www.sec.gov that contains the documents described above and other information about the Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ii

TABLE OF CONTENTS

Page

SUMMARY

 1

FUND EXPENSES

 3

REASONS FOR THE REORGANIZATION

 5

INFORMATION ABOUT THE REORGANIZATION

  8

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF

HORIZON GROWTH FUND COMPARE TO THOSE OF SMID-CAP FUND?

  12

PRINCIPAL RISK FACTORS

 14

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

14

INFORMATION ABOUT THE FUNDS

 14

VOTING INFORMATION

 15

DISSENTERS RIGHTS

 17

HORIZON GROWTH FUND FINANCIAL HIGHLIGHTS

 18

SMID-CAP FUND FINANCIAL HIGHLIGHTS

21

EXPERTS

 23

APPENDIX A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

A-1

APPENDIX B:  MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

B-1

APPENDIX C:  OUTSTANDING SHARES AND 5% HOLDERS

C-1

iii

SUMMARY

The following is a summary of certain information contained in or incorporated by reference in this Proxy Statement/Prospectus.  This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Proxy Statement/ Prospectus, the Plan and the other documents referred to herein.

Proposed Transaction.  The Trustees of Mutual Funds Trust have approved the Plan, which provides for the transfer of all of the assets of Horizon Growth Fund to SMID-Cap Fund in exchange for the issuance of SMID-Cap Fund shares and the assumption of all of Horizon Growth Fund’s liabilities by SMID-Cap Fund at a closing to be held as soon as practicable following approval of the Reorganization by shareholders of Horizon Growth Fund at the Special Meeting, or any adjournments or postponements thereof, and the satisfaction of all the other conditions to the Reorganization (the “Closing”).  The Plan is attached hereto as Appendix A.  The value of each shareholder’s account with the corresponding class of SMID-Cap Fund immediately after the Reorganization (or Class A shares in the case of Class B shareholders of Horizon Growth Fund) will be the same as the value of such shareholder’s account with Horizon Growth Fund immediately prior to the Reorganization.  Following the transfer, SMID-Cap Fund shares will be distributed to shareholders of Horizon Growth Fund and Horizon Growth Fund will be terminated.  As a result of the Reorganization, each shareholder of Horizon Growth Fund will receive full and fractional SMID-Cap Fund shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing Date to the value of such shareholder’s shares of Horizon Growth Fund.  At or prior to the Closing, Horizon Growth Fund shall declare a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing.  The Trustees, including the Trustees who are not “interested persons” of Mutual Funds Trust and Growth Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), have determined that the interests of existing shareholders of each Fund will not be diluted as a result of the transaction contemplated by the Reorganization and that the Reorganization is in the best interests of shareholders of each Fund.  The Board of Growth Trust (including the Independent Trustees of Growth Trust) has also approved the Plan on behalf of SMID-Cap Fund.

Background for the Proposed Transaction. The Board of Mutual Funds Trust considered a number of factors, including the investment objectives, restrictions and policies of the Funds; the effect of the Reorganization on the class structure and Fund fees and services; and the costs, tax consequences and proposed terms of the Reorganization.  The Trustees considered that, among other things, combining the Funds would produce additional economies of scale and reduce the expense ratio for Horizon Growth Fund’s shareholders, and the Reorganization would be tax-free for federal income tax purposes.  Moreover, the Trustees considered that shareholders of Horizon Growth Fund would benefit from a larger fund with similar investment objectives and policies and that invests in similar securities.

The Board of Mutual Funds Trust believes that the proposed Reorganization is in the best interests of Horizon Growth Fund for the reasons described herein and has recommended that Horizon Growth Fund’s shareholders vote for the Reorganization.

Objectives, Restrictions and Policies.  The investment objectives, principal investment strategies and risks of Horizon Growth Fund and SMID-Cap Fund are substantially similar in many respects.  The Funds’ fundamental and non-fundamental investment restrictions are substantially the same.  Each Fund invests primarily in equity securities of smaller companies as follows:

•

Horizon Growth Fund can invest in equity securities of any size. However, it focuses on mid-cap companies, defined as companies with market capitalizations within the range of capitalizations of companies included in the Russell Midcap Growth Index (“Mid-Cap Companies”).  As of April 30, 2015, the Russell Midcap Growth Index had a capitalization range of $280 million to $34 billion.

•

SMID-Cap Fund, through its investment in the Portfolio, invests at least 80% of net assets in small- to mid-cap stocks, defined as common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index (“SMID-Cap Companies”).  As of April 30, 2015, the Russell 2500 Index had a capitalization range of $5 million to $26 billion.

SMID-Cap Fund is a “feeder” fund that invests all of its assets in a “master” fund ..  In a master-feeder structure, the feeder fund invests all or substantially all of its assets in a single master fund, which directly owns a portfolio of securities.  The master fund in which SMID-Cap Fund invests is SMID-Cap Portfolio (the “Portfolio”).  Horizon Growth Fund and the Portfolio are both sub-advised by Atlanta Capital Management Company, LLC (“ACM”).  Although Horizon Growth Fund has the flexibility to invest in companies of any size, as of September 30, 2014, approximately 96 % of the Fund was invested in Mid-Cap Companies.

There are differences in the investment objectives and principal investment strategies of Horizon Growth Fund and SMID-Cap Fund, including:

•

SMID-Cap Fund and Portfolio each pursues its investment objective by investing at least 80% of its net assets in SMID-Cap Companies.  Such companies have a lower market cap range ($5 million to $26 billion as of April 30, 2015) than the market cap range ($280 million to $34 billion as of April 30, 2015) of Mid-Cap Companies that Horizon Growth Fund has historically focused on.  As of April 30, 2015 the average market capitalization of the companies owned by the Portfolio and Horizon Growth Fund was $6.3 billion and $14.0 billion, respectively.

•

SMID-Cap Fund has an investment objective to seek long-term capital growth.  Horizon Growth Fund has an investment objective to seek total return.

The chart under “HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF HORIZON GROWTH FUND COMPARE TO THOSE OF SMID-CAP FUND?” provides additional information on the similarities and differences between the Funds.

Fund Fees, Expenses and Services.  SMID-Cap Fund (total net assets of approximately $6.0 billion as of April 30, 2015) is significantly larger in size than Horizon Growth Fund (total net assets of approximately $33.5 million as of April 30, 2015).  As described below, SMID-Cap Fund has a lower total expense ratio than Horizon Growth Fund.  As the result of the Reorganization, Horizon Growth Fund’s shareholders are expected to benefit from SMID-Cap Fund’s lower expense ratio.

Horizon Growth Fund offers Class A, Class B, Class C and Class I shares, while SMID-Cap Fund offers Class A, Class C, Class I, Class R and Class R6 shares.  As a result of the Reorganization, holders of Class A shares, Class C and Class I shares of Horizon Growth Fund would receive shares of the corresponding class of SMID-Cap Fund, and holders of Class B shares of Horizon Growth Fund would receive Class A shares of SMID-Cap Fund.  The privileges and services associated with Class A, Class C and Class I shares of each Fund are identical.  Class B shares of Horizon Growth Fund differ from Class A shares of SMID-Cap Fund in that they are subject to distribution and service fees equal to 1.00% annually of average daily net assets and a maximum 5% contingent deferred sales charge (“CDSC”) on certain redemptions (while Class A shares of each Fund have a front-end sales charge and are subject to a distribution and service fee of 0.25% annually of average daily net assets).  Class B shares of Horizon Growth Fund have a conversion feature, whereby they convert to the lower cost Class A shares eight years after their initial purchase.  Former Class B shareholders of Horizon Growth Fund receiving Class A shares of SMID-Cap Fund as a result of the Reorganization will have any remaining CDSC waived, but such shareholders will be subject to a Class A front-end sales charge for any additional purchases of Class A shares of SMID-Cap Fund, unless such purchases qualify for an exception.  The Board of Mutual Funds Trust has determined that it is beneficial to Class B shareholders of Horizon Growth Fund to be exchanged into the lower cost Class A shares of SMID-Cap Fund.

Distribution Arrangements.  Shares of each Fund are sold on a continuous basis by Eaton Vance Distributors, Inc. (“EVD”), the Funds’ principal underwriter.  Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B of Horizon Growth Fund and Class C shares of each Fund are sold at net asset value, with certain redemptions subject to a maximum 5% CDSC.  Class A shares of each Fund pay a distribution and service fee of 0.25% of average daily net assets annually. Class B shares of Horizon Growth Fund are subject to distribution and service fees equal to 1.00% annually of average daily net assets.  Class C shares of each Fund pay distribution and service fees equal to 1.00% of average daily net assets annually.  As a result of the Reorganization, holders of Class A shares, Class C shares and Class I shares of Horizon Growth Fund would receive shares of the corresponding class of SMID-Cap Fund, and holders of Class B shares of Horizon Growth Fund would receive Class A shares of SMID-Cap Fund.

Redemption Procedures and Exchange Privileges.  The Funds operate under the same redemption procedures pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guarantees, if required.  The respective classes of each Fund have the same exchange privileges.

Tax Consequences.  Horizon Growth Fund expects to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes.  As such, Horizon Growth Fund’s shareholders will not recognize a taxable gain or loss on the receipt of shares of SMID-Cap Fund in liquidation of their interest in Horizon Growth Fund.  Their tax basis in SMID-Cap Fund shares received in the Reorganization will be the same as their tax basis in Horizon Growth Fund shares surrendered, and their holding period in SMID-Cap Fund shares received will include their holding period in Horizon Growth Fund shares.   As of June 30, 2015 neither Fund had any capital loss carryforwards.  The portfolio managers of the Portfolio currently expect to sell a substantial portion of the securities acquired from Horizon Growth Fund and invest the proceeds in stocks currently held by the Portfolio.  Had these sales occurred on June 30, 2015, the gain incurred by SMID-Cap Fund would have been approximately $6,545,561 resulting in a distribution of approximately $.0278 per share, which would, in certain circumstances, have accelerated the timing of the recognition of taxable gains by shareholders receiving the distribution.  This information is being provided for informational purposes only and the actual gain (or loss) and resulting distribution, if any, to fund shareholders is dependent on market conditions and other factors, and the amount is likely to change ..

FUND EXPENSES

Expenses shown are those for the year ended September 30, 2014 and on a pro forma basis giving effect to the Reorganization as of such date.

Fund Fees and Expenses

Shareholder Fees (Class B applicable to Horizon Growth Fund only and Class R and Class R6 are applicable to SMID-Cap Fund only)

(fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R	Class R6
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	5.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (before Expense Reimbursement)	Expense Reimbursement**	Total Annual Fund Operating Expenses (after Expense Reimbursement)
Horizon Growth Fund
Class A	0.95%	0.25%	0.53%	1.73%	-0.33%	1.40%
Class B	0.95%	1.00%	0.53%	2.48%	-0.33%	2.15%
Class C	0.95%	1.00%	0.53%	2.48%	-0.33%	2.15%
Class I	0.95%	n/a	0.53%	1.48%	-0.33%	1.15%

SMID-Cap Fund
Class A	0.85%	0.25%	0.13%	1.23%	--	1.23%
Class C	0.85%	1.00%	0.13%	1.98%	--	1.98%
Class I	0.85%	n/a	0.13%	0.98%	--	0.98%
Class R	0.85%	0.50%	0.13%	1.48%	--	1.48%
Class R6	0.85%	n/a	0.05%	0.90%	--	0.90%

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (before Expense Reimbursement)	Expense Reimbursement	Total Annual Fund Operating Expenses (after Expense Reimbursement)
Pro Forma Combined Fund
Class A	0.85%	0.25%	0.13%	1.23%	--	1.23%
Class C	0.85%	1.00%	0.13%	1.98%	--	1.98%
Class I	0.85%	n/a	0.13%	0.98%	--	0.98%
Class R	0.85%	0.50%	0.13%	1.48%	--	1.48%
Class R6	0.85%	n/a	0.05%	0.90%	--	0.90%

*For SMID-Cap Fund, expenses in the tables above and the Example below reflect the expenses of SMID-Cap Fund and the Portfolio.

**The administrator and the sub-adviser have agreed to reimburse Horizon Growth Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class B and for Class C shares, and 1.15% for Class I shares.  This expense reimbursement will continue through January 31, 2016.  Any amendment to or termination of this reimbursement would require approval of the Board of Mutual Funds Trust.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Horizon Growth Fund
Class A	$709	$1,058	$1,430	$2,473
Class B	$718	$1,141	$1,491	$2,606
Class C	$318	$741	$1,291	$2,791
Class I	$117	$436	$777	$1,740

SMID-Cap Fund
Class A	$693	$943	$1,212	$1,978
Class C	$301	$621	$1,068	$2,306
Class I	$100	$312	$542	$1,201
Class R	$151	$468	$808	$1,768
Class R6	$92	$287	$498	$1,108

Pro Forma Combined Fund
Class A	$693	$943	$1,212	$1,978
Class C	$301	$621	$1,068	$2,306
Class I	$100	$312	$542	$1,201
Class R	$151	$468	$808	$1,768
Class R6	$92	$287	$498	$1,108

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Horizon Growth Fund
Class A	$709	$1,058	$1,430	$2,473
Class B	$218	$741	$1,291	$2,606
Class C	$218	$741	$1,291	$2,791
Class I	$117	$436	$777	$1,740

	1 Year	3 Years	5 Years	10 Years
SMID-Cap Fund
Class A	$693	$943	$1,212	$1,978
Class C	$201	$621	$1,068	$2,306
Class I	$100	$312	$542	$1,201
Class R	$151	$468	$808	$1,768
Class R6	$92	$287	$498	$1,108

Pro Forma Combined Fund
Class A	$693	$943	$1,212	$1,978
Class C	$201	$621	$1,068	$2,306
Class I	$100	$312	$542	$1,201
Class R	$151	$468	$808	$1,768
Class R6	$92	$287	$498	$1,108

REASONS FOR THE REORGANIZATION

The Reorganization was proposed to the Board of Mutual Funds Trust.  In reaching the decision to recommend that the shareholders of Horizon Growth Fund vote to approve the Reorganization, the Trustees considered a number of factors, including factors identified by Eaton Vance Management (“EVM”) in connection with its recommendation that the Trustees approve the Reorganization. The Trustees, including the Independent Trustees, concluded that the Reorganization would be in the best interests of Horizon Growth Fund, and that the interests of existing shareholders would not be diluted as a consequence thereof.  The factors considered by the Trustees include the following:

•

Objectives, Restrictions and Policies.  The Funds have similar investment objectives and policies and each Fund is a diversified fund. Each Fund invests primarily in equity securities of smaller companies.   One distinction in their investment policies is that SMID-Cap Fund through its investment in the Portfolio invests at least 80% of net assets in small- to mid-cap stocks, defined as common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index (the “ SMID-Cap Policy”).  Horizon Growth Fund can invest in equity securities of any size but focuses its investments on mid-cap companies, defined as companies with market capitalizations within the range of capitalizations of companies included in the Russell Midcap Growth Index (“Mid-Cap Companies”).

•

Effect on Class Structure and Services.  Horizon Growth Fund offers Class A, Class B, Class C and Class I shares, while SMID-Cap Fund offers Class A, Class C, Class I, Class R and Class R6 shares.  As a result of the Reorganization, holders of Class A, Class C and Class I shares of Horizon Growth Fund would receive Class A, Class C and Class I shares of SMID-Cap Fund, and holders of Class B shares of Horizon Growth Fund would receive Class A shares of SMID-Cap Fund.  The privileges and services associated with Class A, Class C and Class I shares of each Fund are identical.  Class B shares of Horizon Growth Fund differ from Class A shares in that they are subject to distribution and service fees equal to 1.00% annually of average daily net assets and also to a 5% CDSC on certain redemptions (while Class A shares of each Fund have a front-end sales charge and a distribution and service fee of 0.25% annually of average daily net assets). Class B shares of Horizon Growth Fund have a conversion feature, whereby they convert to the lower-cost Class A shares eight years after their initial purchase.  Former Class B shareholders of Horizon Growth Fund will not be subject to a CDSC upon the redemption of the Class A shares nor will they pay a front-end sales charge on the Class A shares they receive as a result of the Reorganization, but will have to pay a front-end sales charge on any additional purchases of Class A shares of SMID-Cap Fund (as described above in “ Fund Fees, Expenses and Services”).  The Board of Mutual Funds Trust has determined that it is beneficial to Class B shareholders of Horizon Growth Fund to be exchanged into the lower-cost Class A shares of SMID-Cap Fund.

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Effect on Fund Fees, Expenses and Services. SMID-Cap Fund, with net assets at April 30, 2015 of approximately $6.0 billion, is significantly larger than Horizon Growth Fund, which had assets at April 30, 2015 of approximately $33.5 million.  As a result of its size, SMID-Cap Fund has achieved breakpoints in its advisory fee and also has achieved economies of scale in its fixed expenses.  As of

September 30, 2014, the fees and expenses of Class A shares of each Fund and the pro forma fees and expenses, assuming the Reorganization occurred on that date, are as follows:

	Horizon Growth Fund Class A	SMID-Cap Fund Class A	Pro Forma Combined Class A
Management Fees	0.95%	0.85%	0.85%
Distribution & Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.53%	0.13%	0.13%
Total Annual Fund Operating Expenses before Expense Reimbursement	1.73%	1.23%	1.23%
Expense Reimbursement*	(0.33)%	---	----
Total Annual Fund Operating Expenses after expense reimbursement	1.40%	1.23%	1.23%

*

EVM (the Fund’s administrator ) and the sub-adviser have agreed to reimburse Horizon Growth Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares.  This expense reimbursement will continue through January 31, 2016.  Any amendment to or termination of this reimbursement would require approval of the Board of Mutual Funds Trust.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

On a pro forma basis assuming the consummation of the Reorganization on September 30, 2014 the total fund expenses payable by former Horizon Growth Fund shareholders would decrease by approximately 0.17% (after the expense reimbursement) or 0.50% (before the expense reimbursement) after the Reorganization.

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Effect on Fund Fees and Expenses. The advisory fee rate for Horizon Growth Fund is 0.80% annually of average daily net assets up to $500 million; and at reduced rates on net assets of $500 million and above.  For the fiscal year ended September 30, 2014, Horizon Growth Fund paid advisory fees at an effective annual rate of 0.80%.  In addition, Horizon Growth is subject to an administrative services fee of 0.15% of average daily net assets annually.  The advisory fee rate for the Portfolio is 1.0000% annually of average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.8750% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion, 0.7500% on net assets of $5 billion but less than $7.5 billion, and at a reduced rate on net assets of $7.5 billion and above.  For the fiscal year ended September 30, 2014, the Portfolio paid advisory fees at an effective annual rate of 0.85%.  SMID-Cap Fund is not subject to an administrative services fee.

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Costs of the Reorganization.  Horizon Growth Fund will bear the costs of the Reorganization, including printing, mailing and solicitation costs.  However, because Horizon Growth Fund is subsidized, the administrator and the sub-adviser will bear the costs of the Reorganization via subsidy payments.  These costs are estimated at approximately $40 ,000 ..

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Tax Consequences.  Horizon Growth Fund expects to receive an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes.  As such, Horizon Growth Fund shareholders would not recognize a taxable gain or loss on the receipt of shares of SMID-Cap Fund in liquidation of their shares of Horizon Growth Fund.  Each Horizon Growth Fund shareholder’s tax basis in SMID-Cap Fund shares received in the Reorganization would be the same as such shareholder’s tax basis in Horizon Growth Fund shares, and their holding period in SMID-Cap Fund shares received will include their holding period in Horizon Growth Fund shares surrendered.  SMID-Cap Fund’s tax basis for the assets received in the Reorganization would be the same as Horizon Growth Fund’s basis immediately before the Reorganization, and SMID-Cap Fund’s tax holding period for those assets would include Horizon Growth Fund’s holding period. As of June 30 , 2015, neither Fund had any capital loss carryforwards.  Shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances.  For more information, see “Information About the Reorganization – Federal Income Tax Consequences.”

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Relative Performance.  SMID-Cap Fund outperformed Horizon Growth Fund for the one-year, three-year, five-year and ten-year periods ended April 30, 2015.

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Economies of Scale and Other Potential Benefits.  After the Reorganization, the combined fund will offer economies of scale that may lead to lower per-share expenses for shareholders.  Such economies may be realized with respect to printing fees, costs for legal, auditing, custodial and administrative services, and miscellaneous fees.

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No Dilution.  After the Reorganization, each former shareholder of Horizon Growth Fund will own shares of SMID-Cap Fund equal to the aggregate value of his or her shares of Horizon Growth Fund immediately prior to the Reorganization.  Because shares of SMID-Cap Fund will be issued at the per share net asset value of the Fund in exchange for the assets of Horizon Growth Fund, that, net of the liabilities of Horizon Growth Fund assumed by SMID-Cap Fund, will equal the aggregate value of those shares, the net asset value per share of SMID-Cap Fund will be unchanged.  Thus, the Reorganization will not result in any dilution to shareholders.

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Terms of the Plan.  The Trustees considered the terms and conditions of the Plan and the costs associated with the Reorganization.

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Impact on Boston Management and Research (“BMR”), ACM and EVM.  After the Reorganization, BMR and ACM will continue to serve as investment adviser and investment sub-adviser, respectively, to the Portfolio.  BMR and its affiliates will collect advisory and distribution and service fees on Horizon Growth Fund assets acquired by SMID-Cap Fund pursuant to the Reorganization.  In the case of advisory fees, BMR would collect fees on Horizon Growth Fund assets at the incremental advisory fee rates applicable to the Portfolio, currently 0.75% annually.  Since Class B shares will be eliminated, EVD will not collect 0.75% in annual Class B distribution fees from Horizon Growth Fund when such shares are converted to Class A shares of the Fund.1 At current asset levels as of April 30, 2015 and assuming that the Reorganization does not result in redemptions from Horizon Growth Fund shareholders, the Reorganization would result in a decrease of approximately $78,100 in advisory and distribution fees payable by Horizon Growth Fund annually to EVM and its affiliates, and a reduction in the subsidy expense associated with Horizon Growth Fund of approximately $142,200 annually.

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Other Considerations. If the Reorganization is consummated and the Portfolio receives all of the stocks currently held by Horizon Growth Fund, SMID-Cap Fund and the Portfolio would continue to be in compliance with the policy to invest at least 80% of net assets in SMID-Cap Companies without taking any further action with respect to the Portfolio.  However, the portfolio managers of the Portfolio currently expect to sell a substantial portion of the securities acquired from Horizon Growth Fund and invest the proceeds in stocks currently held by the Portfolio.  The Reorganization is expected to have a slight positive effect on SMID-Cap Fund’s expense ratio (net of anticipated trading costs).

On January 15, 2013, SMID-Cap Fund discontinued sales of its shares, except shares purchased by: (1) existing shareholders; (2) qualified retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm; and (b) that have selected SMID-Cap Fund prior to the close of business on January 15, 2013. Although SMID-Cap Fund was closed to new investors due to potential capacity constraints, SMID-Cap Fund has experienced net inflows from existing shareholders since 2013 and it is expected that the Portfolio will be able to transition the approximately $33 million in assets to be received in the Reorganization without difficulty.

The Board of Mutual Funds Trust believes that the proposed Reorganization is in the best interest of shareholders and recommends that Horizon Growth Fund’s shareholders vote for the Reorganization.

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1

EVD receives a distribution and service fee of 0.25%, 1.00% and 1.00% annually of average daily net assets on Horizon Growth Fund’s Class A, Class B and Class C shares, respectively and 0.25%, 1.00% and 0.50% on SMID-Cap Fund’s Class A, Class C and Class R shares, respectively.

INFORMATION ABOUT THE REORGANIZATION

At a meeting held on June 8, 2015, the Board of each Trust approved the Plan in the form set forth as Appendix A to this Proxy Statement/Prospectus.  The summary of the Plan is not intended to be a complete statement of all material features of the Plan and is qualified in its entirety by reference to the full text of the Plan attached hereto as Appendix A.

Agreement and Plan of Reorganization.  The Plan provides that, at the Closing, Mutual Funds Trust shall transfer all of the assets of Horizon Growth Fund and assign all of that Fund’s liabilities to SMID-Cap Fund, and SMID-Cap Fund shall acquire such assets and shall assume such liabilities upon delivery by SMID-Cap Fund to Horizon Growth Fund on the Closing Date of Class A, Class C and Class I SMID-Cap Fund shares (including, if applicable, fractional shares).  Holders of Class B shares of Horizon Growth Fund will receive Class A shares of SMID-Cap Fund.  The value of Class A, Class C and Class I shares issued to Horizon Growth Fund by SMID-Cap Fund will be the same as the value of Horizon Growth Fund Class A, Class B, Class C and Class I shares outstanding on the Closing date.  SMID-Cap Fund shares received by Horizon Growth Fund will be distributed to Horizon Growth Fund shareholders, and holders of Horizon Growth Fund Class A, Class C and Class I shares will receive the corresponding class of SMID-Cap Fund shares equal in value to those of Horizon Growth Fund held by such shareholders and holders of Horizon Growth Fund Class B shares will receive Class A shares of SMID-Cap Fund equal in value to the Class B shares of Horizon Growth Fund held by such shareholder.

SMID-Cap Fund will assume all liabilities, expenses, costs, charges and reserves of Horizon Growth Fund on the Closing Date.  At or prior to the Closing, Horizon Growth Fund shall declare a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to Horizon Growth Fund’s shareholders all of Horizon Growth Fund’s investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carryforwards) in all taxable years ending at or prior to the Closing.

At, or as soon as practicable after the Closing, Horizon Growth Fund shall liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing Date the full and fractional SMID-Cap Fund Class A, Class C and Class I shares equal in value to Horizon Growth Fund’s shares exchanged.  Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of SMID-Cap Fund in the name of each shareholder of Horizon Growth Fund, representing the respective pro rata number of full and fractional SMID-Cap Fund Class A, Class C and Class I shares due such shareholder.  All of SMID-Cap Fund’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of SMID-Cap Fund at the price in effect as described in SMID-Cap Fund’s prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Funds’ transfer agent.

The consummation of the Plan is subject to the conditions set forth therein.  Notwithstanding approval by shareholders of Horizon Growth Fund, the Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before April 30, 2016.  The Plan may be amended by written agreement of its parties without approval of shareholders and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of SMID-Cap Fund shares to be issued to Horizon Growth Fund’s shareholders to the detriment of such shareholders without their further approval.

Costs of the Reorganization.  Horizon Growth Fund will bear the costs of the Reorganization, including printing, mailing and solicitation costs.  However, because Horizon Growth Fund is subsidized, the administrator and the sub-adviser will bear the costs of the Reorganization via subsidy payments.  The costs of the Reorganization are estimated at approximately $40 ,000 ..

Description of SMID-Cap Fund Shares.  Full and fractional Class A, Class C and Class I shares of SMID-Cap Fund will be distributed to Horizon Growth Fund’s shareholders in accordance with the procedures under the

Plan as described above.  Each SMID-Cap Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees may grant in their discretion.

Federal Income Tax Consequences.  It is expected that the Reorganization will qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code (the “Code”).  Growth Trust, on behalf of SMID-Cap Fund, and Mutual Funds Trust, on behalf of Horizon Growth Fund, each expect to receive an opinion from Willkie Farr & Gallagher LLP, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that Horizon Growth Fund and SMID-Cap Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code. Pursuant to the applicable sections of the Code, shareholders of Horizon Growth Fund will not recognize any gain or loss on the exchange of their Horizon Growth Fund shares for SMID-Cap Fund shares and no gain or loss will be recognized by Horizon Growth Fund on the transfer of its assets to SMID-Cap Fund.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis.  In this event, the Reorganization will result in the recognition of gain or loss to Horizon Growth Fund’s shareholders in the amount equal to the difference between their tax basis (generally, the original purchase price which includes the amounts paid for shares issued in reinvested distributions) for their Horizon Growth Fund shares, and the net asset value of shares of SMID-Cap Fund received in the Reorganization.  Shareholders of Horizon Growth Fund would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of SMID-Cap Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

Shareholders should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances.  Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

Capitalization.  The following table (which is unaudited) sets forth the capitalization of Horizon Growth Fund and SMID-Cap Fund as of June 30, 2015 and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of Horizon Growth Fund at net asset value.

	Net Assets	Net Asset Value per Share	Shares Outstanding
Horizon Growth Fund
Class A	$22,090,558	$15.11	1,461,760
Class B	1,461,158	13.02	112,215
Class C	7,750,439	13.01	595,785
Class I	1,879,479	15.29	122,927
Total	$33,181,634		2,292,687

SMID-Cap Fund
Class A	$1,434,378,177	$25.43	56,396,800
Class C	239,110,615	24.32	9,832,928
Class I	4,172,405,444	27.51	151,643,077
Class R	207,005,929	25.06	8,259,730
Class R6	208,041,908	27.55	7,552,226
Total	$6,260,942,073		233,684,761

	Net Assets	Net Asset Value per Share	Shares Outstanding
Pro Forma Adjustment
Class A*	$ 1,461,158		(535,755)
Class B*	(1,461,158)		(112,215)
Class C*	---		(277,064)
Class I*	---		(54,619)
Total	---		(979,653)

Pro Forma Combined After Reorganization
Class A	$1,457,929,893	$25.43	57,332,805
Class C	246,861,054	24.32	10,151,649
Class I	4,174,284,923	27.51	151,711,385
Class R	207,005,929	25.06	8,259,730
Class R6	208,041,908	27.55	7,552,226
Total	$6,294,123,707		234,997,795

*  Horizon Growth Fund will bear the expenses of the Reorganization including those as described in “How Will Proxies be Solicited and Tabulated?” below.  However, because Horizon Growth Fund is subsidized, the administrator and the sub-adviser will bear the costs of the Reorganization via subsidy payment.

Performance Information.  The following bar charts and tables provide some indication of risks of investing in each Fund by showing how the Fund’s average annual returns over time compare with those of broad-based securities market indices.  The returns in the bar chart are for Class A shares of Horizon Growth Fund and Class A shares of SMID-Cap Fund and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Funds’ performance reflects the effect of expense reductions for certain periods.  Absent these reductions, performance for certain periods would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Horizon Growth Fund –

For the ten years ended December 31, 2014, the highest quarterly total return for Class A was 19.47% for the quarter ended March 31, 2012, and the lowest quarterly return was –22.14% for the quarter ended December 31, 2008.

SMID-Cap Fund –

For the ten years ended December 31, 2014, the highest quarterly total return for Class A was 17.65% for the quarter ended June 30, 2009, and the lowest quarterly return was  –19.71% for the quarter ended December 31, 2008.

Horizon Growth Fund
Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	–1.36%	10.86%	6.91%
Class A Return After Taxes on Distributions	–3.20%	9.43%	6.02%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	0.68%	8.76%	5.67%
Class B Return Before Taxes	–0.82%	11.06%	6.74%
Class C Return Before Taxes	2.96%	11.33%	6.73%
Class I Return Before Taxes	4.91%	12.37%	7.63%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	11.90%	16.93%	9.42%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.   The Class I performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

SMID-Cap Fund
Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	–1.13%	15.12%	10.41%
Class A Return After Taxes on Distributions	–1.87%	14.86%	9.72%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	–0.03%	12.21%	8.47%
Class C Return Before Taxes	3.12%	15.62%	10.63%
Class I Return Before Taxes	5.17%	16.78%	11.34%
Class R Return Before Taxes	4.65%	16.22%	10.92%
Class R6 Return Before Taxes	5.25%	16.79%	11.35%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	7.07%	16.35%	8.71%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.54%	7.76%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes).  The Class R performance shown above for the period between August 3, 2009 ( commencement of operations ) and December 31, 2004 is the performance of Class A shares at net asset value (but not adjusted for any other differences in expenses of the two classes).  The Class R6 performance shown above for the period prior to July 1, 2014 (commencement of operations) is the performance of Class I shares without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management’s Discussion of Fund Performance.  The total returns of SMID-Cap Fund and the factors that materially affected its performance during the most recent fiscal year are contained in its Annual Report dated September 30, 2014, and total returns are also contained in its Semi-Annual Report dated March 31, 2015, which are incorporated by reference into this Proxy Statement/Prospectus and relevant portions of which are attached hereto as Appendix B.

The performance of Horizon Growth Fund is described under the caption “Management Discussion of Fund Performance” and “Performance” in the Annual Report of Horizon Growth Fund for the year ended September 30, 2014 and its Semi-Annual Report dated March 31, 2015 which were previously mailed to Horizon Growth Fund shareholders and are incorporated by reference into this Proxy Statement/Prospectus.

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF HORIZON GROWTH FUND COMPARE TO THOSE OF SMID-CAP FUND?

Below is a summary comparing the business, investment objectives, principal investment strategies and policies of Horizon Growth Fund and SMID-Cap Fund.  Each Fund’s current prospectus contains a detailed discussion of each Fund’s respective investment strategies and other investment policies.

	Horizon Growth Fund	SMID-Cap Fund
Business	A diversified series of Mutual Funds Trust.	A diversified series of Growth Trust.
Structure	Invests directly in securities.	SMID-Cap Fund seeks to meet its investment objective by investing in SMID-Cap Portfolio.
Investment Objective	Seeks total return.	Seeks long-term capital growth.
Capitalization Policy	No capitalization policy (can invest in companies of any size, however, intends to focus its investments on Mid-Cap Companies as defined below).	Invests at least 80% of net assets in small- to mid-cap stocks (“SMID-Cap Companies”).
Market Capitalization Range for Holdings as of September 30, 2014	$3.4 billion to $60.7 billion	$1.8 billion to $11.1 billion
Other Investment Policies and Restrictions

•

Can invest in companies of any size.

•

Mid-Cap Companies are defined as companies with market capitalization within the range of capitalizations of companies included in the Russell Midcap Growth Index.

•

May invest up to 25% of its net assets in foreign securities including emerging markets.

•

May invest up to 5% of net assets in publicly traded real estate investment trusts.

•

May lend its securities.

•

SMID-Cap Companies are defined as companies with a market capitalization in the range of the Russell 2500 Growth Index.

•

May also invest in larger companies.

•

May also invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).

•

Investment objective may not be changed without shareholder approval.

•

May lend its securities.

•

SMID-Cap Fund currently invests its assets in SMID-Cap Portfolio.

Buy/Sell Strategy

The portfolio manager seeks to invest in quality growth companies with a demonstrated history of consistent growth and stability in earnings that management believes are attractively valued relative to the earnings and cash flow per share.  Financial quality is determined by analysis of a company’s financial statements and is measured by a company’s ability to consistently grow earnings.  The portfolio manager typically favors companies that he believes have sustainable above-average earnings growth potential and whose underlying financial prospects are exceeding consensus expectations.

Sustainable earnings growth potential is determined by rigorous fundamental analysis of a company’s financial trends; products and services; industry conditions; and other factors.  The portfolio manager may utilize “financial quality rankings” provided by nationally recognized rating services as part of his investment analysis but does not rely solely upon such rankings in making investment decisions.  The portfolio manager seeks to manage individual security risk through analysis of each security’s risk/reward characteristics. Portfolio securities are selected by the portfolio manager in consultation with a team of investment analysts in the investment sub-adviser’s equity research group.  Each analyst maintains research responsibility for investments in his or her area of coverage.  Allocations among market sectors are determined by the portfolio manager in consultation with the analysts using the market sector weights of the Russell Midcap Growth Index as a benchmark.  Stocks are added to the portfolio based on factors which may include:  the relative attractiveness of the risk/reward profile; earnings consistency; expected rate of sustainable earnings growth; and prospects for near-term accelerating earnings growth.  The portfolio manager may sell a security when its fundamentals deteriorate, when it is no longer attractive relative to its long-term growth rate or when other securities are identified to displace a current holding.

The portfolio managers seek to invest in quality companies with a demonstrated history of consistent growth and stability in earnings that they believe are attractively valued relative to the earnings and cash flow per share.  Financial quality is measured by a company’s demonstrated ability to consistently grow earnings. Other characteristics of quality companies include a history of sustained growth in earnings and operating cash flow; high returns on capital; attractive profit margins; and leading industry positions.  The portfolio managers seek to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition.  Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors.  The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions.  The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued in relation to the market as a whole or other potential investments.  The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of undervalued companies and favoring companies with a history of consistent sustained growth and stability in earnings and operating cash flow.

Investment Adviser	Boston Management and Research (“BMR”), a subsidiary of EVM, Two International Place, Boston, MA 02110.	BMR is also the investment adviser of SMID-Cap Portfolio.
Investment Sub-Adviser	Atlanta Capital Management Company, LLC (“ACM”), 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309.	ACM is also the investment sub-adviser of SMID-Cap Portfolio.
Administrator	EVM	EVM

Portfolio Manager(s)	Richard B. England ▪ Managing Director and Principal, ACM ▪ Portfolio manager of the Fund since 2011

William O. Bell, IV

▪

Vice President and Principal of ACM

▪

Portfolio manager of the Portfolio since  2004

W. Matthew Hereford

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Vice President and Principal of ACM

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Portfolio manager of the Portfolio since 2004

Charles B. Reed

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A Managing Director and Principal of ACM

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Portfolio manager of the Portfolio since 2002

Distributor	Eaton Vance Distributors, Inc.	Eaton Vance Distributors, Inc.

PRINCIPAL RISK FACTORS

Generally.  As discussed above, the Funds have similar investment objectives and policies and, as such, are subject to similar types of risks.  See “Investment Objective & Principal Policies and Risks” in the SMID-Cap Fund Prospectus for a description of the principal risks of investing in the Fund.

Principal Differences between the Funds.  Although Horizon Growth Fund and SMID-Cap Fund both invest in equity securities, SMID-Cap Fund invests at least 80% of its net assets in SMID-Cap companies, which are defined as companies with a market capitalization in the range of the Russell 2500 Growth Index.  As of April 30, 2015, the Russell 2500 Index had a capitalization range of $5 million to $26 billion.  Horizon Growth Fund can invest in equity securities of any size, but focuses its investments on Mid-Cap Companies, which are defined as companies with market capitalizations in the range of the Russell Midcap Growth Index.  As of April 30, 2015, the Russell Midcap Growth Index had a capitalization range of $280 million to $34 billion.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General.  Horizon Growth Fund is a series of Mutual Funds Trust and SMID-Cap Fund is a series of Growth Trust.  Each Trust is a Massachusetts business trust governed by an Amended and Restated Declaration of Trust dated August 17, 1993 for Mutual Funds Trust, and a Declaration of Trust dated May 25, 1989 for Growth Trust, each as amended from time to time, and by applicable Massachusetts law.

Shareholder Liability.  Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series.  However, each Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees.  Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his or her status as such for the obligations of the trust is provided for in each Declaration of Trust and By-Laws.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of the Declaration of Trust may be obtained from each Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

INFORMATION ABOUT THE FUNDS

Information about SMID-Cap Fund and Horizon Growth Fund is included in the current Prospectus, a copy of which is included herewith and incorporated by reference herein.  Additional information about SMID-Cap Fund and Horizon Growth Fund is included in the SAI, which has been filed with the SEC and is incorporated by reference herein.  Copies may be obtained without charge on Eaton Vance’s website at www.eatonvance.com, by writing Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110 or by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the SEC’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trusts, on behalf of the Funds, are currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file proxy material, reports and other information with the SEC.  These reports can be inspected and copied at the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, as well as at the following regional offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022; and Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549 at prescribed rates.

Householding:  One Proxy Statement/Prospectus may be delivered to multiple shareholders at the same address unless you request otherwise.  You may request that we do not household proxy statements and/or obtain additional copies of the Proxy Statement/Prospectus by calling 1-800-262-1122 Monday through Friday 8:30 a.m. to 5:30 p.m. (Eastern Time) or writing to Eaton Vance Management, ATTN:  Proxy Coordinator – Mutual Fund Services, Two International Place, Boston, Massachusetts 02110.

VOTING INFORMATION

What is the Vote Required to Approve the Proposal?

The affirmative vote of the holders of a majority of Horizon Growth Fund’s outstanding shares, as defined in the 1940 Act, is required to approve the Plan.  Such “majority” vote is the vote of the holders of the lesser of (a) 67% or more of the shares of Horizon Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of Horizon Growth Fund.  Class A, Class B, Class C and Class I shareholders of Horizon Growth Fund will vote together as a single group.  Approval of the Plan by Horizon Growth Fund shareholders is a condition of the consummation of the Reorganization.

How Do I Vote in Person?

If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote.  However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.  Please call Horizon Growth Fund at 1-800-262-1122 Monday through Friday 8:30 a.m. to 5:30 p.m. (Eastern Time) if you plan to attend the Special Meeting.  If you plan to attend the Special Meeting in person, please be prepared to present photo identification and proof of share ownership ..

How Do I Vote By Proxy?

Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided, or vote by telephone or over the Internet as explained on the proxy card.  Returning the proxy card will not affect your right to attend the Special Meeting and vote.

If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your “proxy” (the individual named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal and in accordance with management’s recommendation on other matters.

If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Mutual Funds Trust before the Special Meeting that you have revoked your proxy; such notice must be in writing and sent to the Secretary of Mutual Funds Trust at the address set forth on the cover page of this Proxy Statement/Prospectus.  In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

How Will Proxies be Solicited and Tabulated?

The expense of preparing, printing and mailing this Proxy Statement/Prospectus and enclosures and the costs of soliciting proxies on behalf of the Mutual Funds Trust’s Board will be borne by Horizon Growth Fund.  Proxies will be solicited by mail and may be solicited in person or by telephone, facsimile or other electronic means by officers of Mutual Funds Trust, by personnel of Eaton Vance, by Horizon Growth Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc., by broker-dealer firms or by a professional solicitation organization.  Horizon Growth Fund has retained AST Fund Solutions, LLC to assist in the solicitation of proxies, for which Horizon Growth Fund will pay an estimated fee of approximately $25,000, including out-of-pocket expenses.  The expenses connected with the solicitation of this proxy and with any further proxies that may be solicited by Mutual Funds Trust’s officers, by Eaton Vance personnel, by the transfer agent, by broker-dealer firms or by AST Fund Solutions, LLC, in person, or by telephone, by telegraph, by facsimile or other electronic means will be borne by Horizon Growth Fund.  A written proxy may be delivered to Horizon Growth Fund or its transfer agent prior to the meeting by facsimile machine, graphic communication equipment or other electronic transmission.  Horizon Growth Fund will reimburse banks, broker-dealer firms, and other persons holding shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such shares.  Total estimated costs of the Reorganization are approximately $40 ,000 ..

Shareholders also may choose to give their proxy votes through the Internet or by telephone rather than return their proxy cards.  Please see the proxy card for details.  Horizon Growth Fund may arrange for Eaton Vance, its affiliates or agents to contact shareholders who have not returned their proxy cards and offer to have votes recorded by telephone.  If Horizon Growth Fund records votes by telephone, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded.  If the enclosed proxy card is executed and returned, or an Internet or a telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by Horizon Growth Fund, by the execution of a later-dated proxy card, by Horizon Growth Fund’s receipt of a subsequent valid Internet or telephonic vote, or by attending the meeting and voting in person.

All proxy cards solicited by the Board that are properly executed and telephone and Internet votes that are properly delivered and received by the Secretary prior to the meeting, and which are not revoked, will be voted at the meeting.  Shares represented by such proxies will be voted in accordance with the instructions thereon.  If no specification is made on the proxy card, it will be voted FOR the matters specified on the proxy card.  Abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted.  Accordingly, abstentions and broker non-votes will assist Horizon Growth Fund in obtaining a quorum, but may have the effect of a “No” vote on the proposal.

How is a Quorum Determined and What Happens if There is an Adjournment?

What constitutes a quorum for purposes of conducting a valid shareholder meeting, such as the Special Meeting, is set forth in the Trust’s By-Laws.  Under the By-Laws of the Trust, there must be present, in person or by proxy, the holders of one-third (1/3) of the then issued and outstanding shares of the Trust which is necessary to establish a quorum.

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting, but sufficient votes by shareholders of Horizon Growth Fund in favor of the Proposal are not received by the meeting date, the persons named as proxies in the enclosed proxy card may propose to adjourn the meeting to permit further solicitation of proxies in favor of the proposal.  A meeting, including the Special Meeting, may be adjourned one or more times.  Each such adjournment requires the affirmative vote of the holders of a majority of Horizon Growth Fund’s shares that are present at the meeting, in person or by proxy.  The persons named as proxies will vote in favor of or against, or will abstain with respect to, adjournment in the same proportions they are authorized to vote for or against, or to abstain with respect to, the proposal.

THE TRUSTEES OF MUTUAL FUNDS TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION.

DISSENTERS RIGHTS

Neither the Declaration of Trust nor Massachusetts law grants the shareholders of Horizon Growth Fund any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares (subject to any applicable contingent deferred sales charges) is not affected by the proposed Reorganization.

HORIZON GROWTH FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund’s financial performance for the periods indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value).  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except for the six months ended March 31, 2015, which is unaudited.  The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

	Eaton Vance Atlanta Capital Horizon Growth Fund
	Six Months Ended March 31,				Year Ended September 30,
	2015 (Unaudited)				2014
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of period	$15.320	$13.440	$13.430	$15.460	$14.570	$12.920	$12.910	$14.660
Income (Loss) From Operations
Net investment loss(1)	$(0.045)	$(0.089)	$(0.088)	$(0.027)	$(0.108)	$(0.197)	$(0.196)	$(0.069)
Net realized and unrealized gain	1.000	0.864	0.863	1.012	1.215	1.074	1.073	1.226
Total income from operations	$0.955	$0.775	$0.775	$0.985	$1.107	$0.877	$0.877	$1.157
Less Distributions
From net realized gain	$(1.225)	$(1.225)	$(1.225)	$(1.225)	$(0.357)	$(0.357)	$(0.357)	$(0.357)
Total distributions	$(1.225)	$(1.225)	$(1.225)	$(1.225)	$(0.357)	$(0.357)	$(0.357)	$(0.357)
Net asset value - End of period	$15.050	$12.990	$12.980	$15.220	$15.320	$13.440	$13.430	$15.460
Total Return(2)	6.60%(5)	6.16%(5)	6.17%(5)	6.74%(5)	7.69%	6.88%	6.88%	7.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,539	$1,555	$7,930	$1,867	$22,918	$1,907	$8,270	$1,996
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.40%(6)	2.15%(6)	2.15%(6)	1.15%(6)	1.40%	2.15%	2.15%	1.15%
Net investment loss	(0.61)% (6)	(1.37)% (6)	(1.36)% (6)	(0.36)%(6)	(0.71)%	(1.46)%	(1.46)%	(0.45)%
Portfolio Turnover of the Fund	11%(5)	11%(5)	11%(5)	11%(5)	26%	26%	26%	26%

(See footnotes on page 20.)

	Eaton Vance Atlanta Capital Horizon Growth Fund
	Year Ended September 30,				Year Ended September 30,
	2013				2012
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$12.420	$11.130	$11.120	$12.470	$14.100	$13.060	$13.050	$14.110
Income (Loss) From Operations
Net investment loss(1)	$(0.091)	$(0.169)	$(0.169)	$(0.063)	$(0.105)	$(0.183)	$(0.182)	$(0.072)
Net realized and unrealized gain	2.545	2.263	2.263	2.557	1.904	1.732	1.731	1.911
Total income from operations	$2.454	$2.094	$2.094	$2.494	$1.799	$1.549	$1.549	$1.839
Less Distributions
From net realized gain	$(0.304)	$(0.304)	$(0.304)	$(0.304)	$(3.479)	$(3.479)	$(3.479)	$(3.479)
Total distributions	$(0.304)	$(0.304)	$(0.304)	$(0.304)	$(3.479)	$(3.479)	$(3.479)	$(3.479)
Net asset value - End of year	$14.570	$12.920	$12.910	$14.660	$12.420	$11.130	$11.120	$12.470
Total Return(2)	20.25%	19.35%	19.36%	20.50%	15.35%	14.49%	14.51%	15.69%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,658	$2,354	$8,759	$1,553	$26,305	$2,655	$9,796	$872
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.40%	2.15%	2.15%	1.15%	1.40%	2.15%	2.15%	1.15%
Net investment loss	(0.69)%	(1.44)%	(1.44)%	(0.47)%	(0.81)%	(1.56)%	(1.55)%	(0.58)%
Portfolio Turnover of the Fund	23%	23%	23%	23%	50%	50%	50%	50%

(See footnotes on next page.)

	Eaton Vance Atlanta Capital Horizon Growth Fund
	Period Ended September 30,				Year Ended October 31,
	2011(7)				2010			2009
	Class A	Class B	Class C	Class I(12)	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$14.410	$13.450	$13.430	$17.730	$11.610	$10.920	$10.910	$9.910	$9.380	$9.370
Income (Loss) From Operations
Net investment loss(1)	$(0.088)(8)	$(0.195)(8)	$(0.198)(8)	$(0.058)	$(0.060)	$(0.146)	$(0.145)	$(0.012)	$(0.075)	$(0.080)
Net realized and unrealized gain (loss)	(0.166)	(0.139)	(0.126)	(3.562)	2.860	2.676	2.665	1.712	1.615	1.620
Total income (loss) from operations	$(0.254)	$(0.334)	$(0.324)	$(3.620)	$2.800	$2.530	$2.520	$1.700	$1.540	$1.540
Less Distributions
From net realized gain	$(0.056)	$(0.056)	$(0.056)	$—	$—	$—	$—	$—	$—	$—
Total distributions	$(0.056)	$(0.056)	$(0.056)	$—	$—	$—	$—	$—	$—	$—
Net asset value - End of period	$14.100	$13.060	$13.050	$14.110	$14.410	$13.450	$13.430	$11.610	$10.920	$10.910
Total Return(2)	(1.81)%(5)	(2.53)%(5)	(2.46)%(5)	(20.42)%(5)	24.12%	23.17%	23.10%	17.15%	16.42%	16.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,725	$3,790	$10,456	$1	$35,125	$3,327	$7,195	$24,813	$3,102	$6,528
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.52%(6)(9)	2.25%(6)(9)	2.25%(6)(9)	1.15%(6)	1.60%(9)	2.35%(9)	2.35%(9)	1.60%(9)	2.35%(9)	2.35%(9)
Net investment loss	(0.59)%(6)(8)(9)	(1.39)%(6)(8)(9)	(1.42)%(6)(8)(9)	(0.86)%(6)	(0.46)%(9)	(1.21)% (9)	(1.20)% (9)	(0.11)% (9)	(0.80)% (9)	(0.84)% (9)
Portfolio Turnover of the Portfolio(10)	16%(5)	16%(5)	16%(5)	—	33%	33%	33%	42%	42%	42%
Portfolio Turnover of the Fund	52%(5)(11)	52%(5)(11)	52%(5)(11)	52%(5)(11)	—	—	—	—	—	—

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)

For Class A, Class B and Class C, the investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.40%, 0.33%, 0.42%, 0.32%, 0.21%, 0.09% and 0.31% of average daily net assets for the six months ended March 31, 2015, the years ended September 30, 2014, 2013 and 2012, the period ended September 30, 2011 and the years ended October 31, 2010 and 2009, respectively). For Class I, the administrator of the Fund subsidized certain operating expenses (equal to 0.40%, 0.33%, 0.42%, 0.32% and 0.38% of average daily net assets for the six months ended March 31, 2015, the years ended September 30, 2014, 2013 and 2012 and the period ended September 30, 2011, respectively).  A portion of this waiver and/or subsidy was borne by the sub-adviser.  Absent the waiver and/or subsidy, total return would be lower.

(5)

Not annualized.

(6)

Annualized.

(7)

For the eleven months ended September 30, 2011.  The Fund changed its fiscal year-end from October 31 to September 30.

(8)

Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.015, $0.014 and $0.013 per share for Class A, Class B and Class C, respectively, for the period while the Fund was making investments directly in the Portfolio.  Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.69)%, (1.49)% and (1.51)% for Class A, Class B and Class C, respectively.

(9)

Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)

Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)

For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

(12)

For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

SMID-CAP FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund’s financial performance for the periods indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value).  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except for the six months ended March 31, 2015, which is unaudited.  The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

	Eaton Vance Atlanta Capital SMID-Cap Fund
	Six Months Ended March 31,					Year Ended September 30,
	2015 (Unaudited)					2014
	Class A	Class C	Class I	Class R	Class R6	Class A	Class C	Class I	Class R	Class R6(7)
Net asset value - Beginning of period	$22.330	$21.500	$24.060	$22.060	$24.070	$21.180	$20.550	$22.750	$20.970	$25.040
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.031)	$(0.115)	$(0.002)	$(0.060)	$0.020	$(0.062)	$(0.224)	$(0.006)	$(0.110)	$0.022
Net realized and unrealized gain (loss)	3.182	3.056	3.423	3.131	3.421	1.360	1.322	1.464	1.348	(0.992)
Total income (loss) from operations	$3.151	$2.941	$3.421	$3.071	$3.441	$1.298	$1.098	$1.458	$1.238	$(0.970)
Less Distributions
From net realized gain	$(0.761)	$(0.761)	$(0.761)	$(0.761)	$(0.761)	$(0.148)	$(0.148)	$(0.148)	$(0.148)	$—
Total distributions	$(0.761)	$(0.761)	$(0 .761)	$(0.761)	$(0.761)	$(0.148)	$(0.148)	$(0.148)	$(0.148)	$—
Net asset value - End of period	$24.720	$23.680	$26.720	$24.370	$26.750	$22.330	$21.500	$24.060	$22.060	$24.070
Total Return(2)	14.34%(5)	13.91%(5)	14.43%(5)	14.15%(5)	14.51%(5)	6.13%	5.35%	6.42%	5.91%	(3.87)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,401,885	$239,850	$4,079,256	$189,853	$175,722	$1,294,128	$237,887	$3,755,707	$166,575	$252
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.23%(6)	1.98%(6)	0.98%(6)	1.48%(6)	0.88%(6)	1.23%	1.98%	0.98%	1.48%	0.90%(6)
Net investment income (loss)	(0.27)% (6)	(1.02)% (6)	(0.02)% (6)	(0.51)% (6)	0.15%(6)	(0.28)%	(1.03)%	(0.03)%	(0.50)%	0.35%(6)
Portfolio Turnover of the Portfolio	7%(5)	7%(5)	7%(5)	7%(5)	7%(5)	11%	11%	11%	11%	11%(8)

(See footnotes on page 23.)

	Eaton Vance Atlanta Capital SMID-Cap Fund
	Year Ended September 30,
	2013				2012
	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R
Net asset value - Beginning of year	$16.520	$16.150	$17.700	$16.400	$12.870	$12.680	$13.750	$12.810
Income (Loss) From Operations
Net investment loss(1)	$(0.044)	$(0.182)	$0.003	$(0.094)	$(0.070)	$(0.185)	$(0.033)	$(0.111)
Net realized and unrealized gain	4.760	4.638	5.103	4.720	3.808	3.743	4.071	3.789
Total income from operations	$4.716	$4.456	$5.106	$4.626	$3.738	$3.558	$4.038	$3.678
Less Distributions
From net realized gain	$(0.056)	$(0.056)	$(0.056)	$(0.056)	$(0.088)	$(0.088)	$(0.088)	$(0.088)
Total distributions	$(0.056)	$(0.056)	$(0.056)	$(0.056)	$(0.088)	$(0.088)	$(0.088)	$(0.088)
Net asset value - End of year	$21.180	$20.550	$22.750	$20.970	$16.520	$16.150	$17.700	$16.400
Total Return(2)	28.63%	27.68%	28.93%	28.29%	29.12%	28.13%	29.43%	28.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,566,425	$251,684	$3,184,642	$84,030	$1,010,125	$152,264	$1,890,595	$17,922
Ratios (as a percentage of average daily net assets): (3)
Expenses(4)	1.25%(9)	2.00%(9)	1.00%(9)	1.50%(9)	1.24%(10)	1.99%(10)	0.99%(10)	1.49%(10)
Net investment loss	(0.24)%	(0.99)%	0.02%	(0.49)%	(0.44)%	(1.19)%	(0.19)%	(0.70)%
Portfolio Turnover of the Portfolio	9%	9%	9%	9%	6%	6%	6%	6%

(See footnotes on next page.)

	Eaton Vance Atlanta Capital SMID-Cap Fund
	Year Ended September 30,
	2011				2010
	Class A	Class C	Class I	Class R	Class A	Class C(12)	Class I	Class R
Net asset value - Beginning of year	$12.490	$12.390	$13.300	$12.450	$11.170	$11.170	$11.870	$11.170
Income (Loss) From Operations
Net investment loss(1)	$(0.074)	$(0.180)	$(0.040)	$(0.109)	$(0.072)	$(0.158)	$(0.044)	$(0.092)
Net realized and unrealized gain	0.543(11)	0.559(11)	0.579(11)	0.558(11)	1.392	1.378	1.474	1.372
Total income from operations	$0.469	$0.379	$0.539	$0.449	$1.320	$1.220	$1.430	$1.280
Less Distributions
From net realized gain	$(0.089)	$(0.089)	$(0.089)	$(0.089)	$—	$—	$—	$—
Total distributions	$(0.089)	$(0.089)	$(0.089)	$(0.089)	$—	$—	$—	$—
Net asset value - End of year	$12.870	$12.680	$13.750	$12.810	$12.490	$12.390	$13.300	$12.450
Total Return(2)	3.67%	2.97%	3.98%	3.53%	11.82%	10.92%	12.05%	11.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$512,020	$61,530	$815,413	$1,827	$256,917	$17,530	$296,476	$98
Ratios (as a percentage of average daily net assets): (3)
Expenses(4)(10)	1.20%	1.95%	0.95%	1.45%	1.20%	1.95%	0.95%	1.45%
Net investment loss	(0.51)%	(1.25)%	(0.26)%	(0.74)%	(0.61)%	(1.34)%	(0.35)%	(0.78)%
Portfolio Turnover of the Portfolio	19%	19%	19%	19%	20%	20%	20%	20%

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(3)

Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

Not annualized.

(6)

Annualized.

(7)

For the period from the commencement of operations, July 1, 2014, to September 30, 2014.

(8)

For the Portfolio’s year ended September 30, 2014.

(9)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013).  Absent this subsidy, total return would be lower.

(10)

For Class A, Class C, Class I and Class R, the investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18% and 0.32% of average daily net assets for the years ended September 30, 2012, 2011 and 2010, respectively).  A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.  Absent this waiver and/or subsidy, total return would be lower.

(11)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

 (12)

Class C commenced operations on October 1, 2009.

EXPERTS

The financial statements incorporated in this Proxy Statement/Prospectus by reference from each Fund’s Annual Report for the year ended September 30, 2014 on Form N-CSR have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this 8th day of June, 2015, by and among Eaton Vance Mutual Funds Trust (“Mutual Funds Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance Atlanta Capital Horizon Growth Fund (“Horizon Growth Fund”) and Eaton Vance Growth Trust (“Growth Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance Atlanta Capital SMID-Cap Fund (“SMID-Cap Fund”) and SMID-Cap Portfolio (the “Portfolio”) SMID-Cap Fund’s master portfolio.

WITNESSETH

WHEREAS, each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as Horizon Growth Fund and SMID-Cap Fund), and the Trustees of the Mutual Funds Trust have divided the shares of  Horizon Growth Fund into Class A, Class B, Class C and Class I shares (“Horizon Growth Fund Shares”) and the trustees of Growth Trust have divided the shares of SMID-Cap Fund into Class A, Class C, Class I, Class R and Class R6 shares (“SMID-Cap Fund Shares”);

WHEREAS, Mutual Funds Trust and Growth Trust desire to provide for the reorganization of Horizon Growth Fund through the acquisition by SMID-Cap Fund of substantially all of the assets of Horizon Growth Fund in exchange for SMID-Cap Fund Shares in the manner set forth herein;

WHEREAS, SMID-Cap Fund currently invests all of its assets in SMID-Cap Portfolio, a Massachusetts trust registered under the 1940 Act as an open-end management investment company and Horizon Growth Fund invests directly in securities;

WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.

Definitions

1.1

The term “1933 Act” shall mean the Securities Act of 1933, as amended.

1.2

The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

1.3

The term “Agreement” shall mean this Agreement and Plan of Reorganization.

1.4

The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and receivables of Horizon Growth Fund as of the Close of Trading on the NYSE (as defined below) on the Valuation Date.

1.5

The term “Business Day” shall mean any day that the NYSE (as defined below)is open.

1.6

The term “Close of Trading on the NYSE” shall mean the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern time).

1.7

The term “Closing” shall mean the closing of the transaction contemplated by this Agreement.

1.8

The term “Closing Date” shall mean ___________, 2015, provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

1.9

The term “Commission” shall mean the Securities and Exchange Commission.

1.10

The term “Custodian” shall mean State Street Bank and Trust Company.

1.11

The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this Agreement.

1.12

The term “Growth Trust N-14” shall mean Growth Trust’s registration statement on Form N-14, including a Proxy Statement/Prospectus as may be amended, that describes the transactions contemplated by this Agreement and registers SMID-Cap Fund Shares to be issued in connection with this transaction.

1.13

The term “Horizon Growth Fund N-1A” shall mean the registration statement, as amended, on Form N-1A of Mutual Funds Trust with respect to Horizon Growth Fund in effect on the date hereof or on the Closing Date, as the context may require.

1.14

The term “NYSE” shall mean the New York Stock Exchange.

1.15

The term “Portfolio N-1A” shall mean the registration statement, as amended, on Form N-1A of the Portfolio in effect on the date hereof or on the Closing Date, as the context may require.

1.16

The term “Proxy Statement” shall mean the Proxy Statement/Prospectus furnished to Horizon Growth Fund shareholders in connection with this transaction.

1.17

The term “Securities List” shall mean the list of those securities and other assets owned by Mutual Funds Trust, on behalf of Horizon Growth Fund, on the Delivery Date.

1.18

The term “SMID-Cap Fund N-1A” shall mean the registration statement, as amended, on Form N-1A of the Growth Trust with respect to SMID-Cap Fund in effect on the date hereof or on the Closing Date, as the context may require.

1.19

The term “Valuation Date” shall mean the day of the Closing Date.

2.

Transfer and Exchange of Assets

2.1

Reorganization of Horizon Growth Fund.  At the Closing, subject to the requisite approval of Horizon Growth Fund’s shareholders and the terms and conditions set forth herein, Mutual Funds Trust shall transfer all of the assets of Horizon Growth Fund and assign all Assumed Liabilities to SMID-Cap Fund, and SMID-Cap Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by SMID-Cap Fund to Horizon Growth Fund on the Closing Date of Class A, Class C and Class I SMID-Cap Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2.  Upon delivery of the assets, SMID-Cap Fund will receive good and marketable title thereto free and clear of all liens.  SMID-Cap Fund shall contribute assets, including cash, securities and receivables to the Portfolio and its interest in the Portfolio will be increased by the value of assets contributed.

2.2

Computation of Net Asset Value.  The net asset value per share of SMID-Cap Fund Shares and the net value of the assets of Horizon Growth Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date.  The net asset value of SMID-Cap Fund Shares shall be computed in the manner set forth in the SMID-Cap Fund Form N-1A.  In determining the value of the securities transferred by Horizon Growth Fund to SMID-Cap Fund, such assets shall be priced in accordance with the policies and procedures described in the SMID-Cap Fund N-1A.

3.

Closing Date, Valuation Date and Delivery

3.1

Closing Date.  The Closing shall be at the offices of Eaton Vance Management, Two International Place, Boston, MA  02110 immediately after the close of business on the Closing Date.  All acts taking place at Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed in writing by the parties.

3.2

Valuation Date.  Pursuant to Section 2.2, the net value of the assets of Horizon Growth Fund and the net asset value per share of SMID-Cap Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date.  The stock transfer books of Mutual Funds Trust with respect to Horizon Growth Fund will be permanently closed, and sales of Horizon Growth Fund Shares shall be suspended, as of the close of business of Mutual Funds Trust on the Valuation Date.  Redemption requests thereafter received by Mutual Funds Trust with respect to Horizon Growth Fund shall be deemed to be redemption requests for SMID-Cap Fund Shares to be distributed to shareholders of Horizon Growth Fund under this Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by Horizon Growth Fund are traded shall be disrupted on the Valuation Date so that, in the judgment of the Mutual Funds Trust, accurate appraisal of the net assets of Horizon Growth Fund to be transferred hereunder or the assets of SMID-Cap

Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of Mutual Funds Trust and Growth Trust, have been resumed without disruption.  In such event, the Closing Date shall also be postponed.

3.3

Delivery of Assets.  After the close of business on the Valuation Date, Mutual Funds Trust shall issue instructions providing for the delivery of all of its assets held on behalf of Horizon Growth Fund to the Custodian to be held for the account of SMID-Cap Fund, effective as of the Closing.  SMID-Cap Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

4.

Horizon Growth Fund Distributions and Termination

4.1

As soon as reasonably practicable after the Closing Date, Mutual Funds Trust shall pay or make provisions for the payment of all of the debts and taxes of Horizon Growth Fund and distribute all remaining assets, if any, to shareholders of Horizon Growth Fund, and Horizon Growth Fund shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, Mutual Funds Trust on behalf of Horizon Growth Fund shall distribute the Class A, Class C and Class I SMID-Cap Fund Shares it received from SMID-Cap Fund to the shareholders of Horizon Growth Fund and shall instruct SMID-Cap Fund as to the amount of the pro rata interest of each of Horizon Growth Fund’s shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Mutual Funds Trust), to be registered on the books of SMID-Cap Fund, in full and fractional SMID-Cap Fund Shares, in the name of each such shareholder, and SMID-Cap Fund agrees promptly to transfer SMID-Cap Fund Shares then credited to the account of Horizon Growth Fund on the books of SMID-Cap Fund to open accounts on the share records of SMID-Cap Fund in the names of Horizon Growth Fund shareholders in accordance with said instruction.  Each Horizon Growth Fund shareholder shall receive shares of the corresponding class of SMID-Cap Fund to the class of Horizon Growth Fund held by such shareholder, except Class B shareholders of Horizon Growth Fund shall receive Class A shares of SMID-Cap Fund.  All issued and outstanding Horizon Growth Fund Shares shall thereupon be canceled on the books of Mutual Funds Trust.  SMID-Cap Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.

Horizon Growth Fund Securities

On the Delivery Date, Mutual Funds Trust on behalf of Horizon Growth Fund shall deliver the Securities List and tax records.  Such records shall be made available to SMID-Cap Fund and Portfolio prior to the Closing Date for inspection by the Treasurer (or his or her designee).  Notwithstanding the foregoing, it is expressly understood that Horizon Growth Fund may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its business as a series of an open-end, management investment company.

6.

Liabilities and Expenses

SMID-Cap Fund shall acquire all liabilities of Horizon Growth Fund, whether known or unknown, or contingent or determined. Mutual Funds Trust will discharge all known liabilities of Horizon Growth Fund, so far as may be possible, prior to the Closing Date.  Horizon Growth Fund shall bear the expenses of carrying out this Agreement.

7.

SMID-Cap Portfolio Representations and Warranties

The Portfolio hereby represents, warrants and agrees as follows:

7.1

Legal Existence.  The Portfolio is a trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

7.2

Registration under 1940 Act.  The Portfolio is duly registered with the Commission as an open-end investment company under the 1940 Act and such registration is in full force and effect.

7.3

Financial Statements.  The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets of the Portfolio dated September 30, 2014 and March 31, 2015 fairly present its financial condition as of said date in conformity with generally accepted accounting principles.

7.4

No Material Events.  There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

7.5

Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio’s Board of Trustees by vote taken at a meeting of such Board duly called and held on June 8, 2015.

7.6

No Material Violations.  The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of the Portfolio or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

7.7

Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

7.8

Good and Marketable Title.  On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, except as provided in the Portfolio N-1A.

7.9

Books and Records.  The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

 8.

Trust Representations and Warranties

Mutual Funds Trust, on behalf of Horizon Growth Fund, and Growth Trust, on behalf of SMID-Cap Fund, hereby represent, warrant and agree as follows:

8.1

Legal Existence.  Mutual Funds Trust and Growth Trust are business trusts duly organized and validly existing under the laws of the Commonwealth of Massachusetts.  Horizon Growth Fund and SMID-Cap Fund are validly existing series of Mutual Funds Trust and Growth Trust, respectively.  Mutual Funds Trust is authorized to issue an unlimited number of shares of beneficial interest of Horizon Growth Fund and Growth Trust is authorized to issue an unlimited number of shares of beneficial interest of SMID-Cap Fund.

8.2

Registration under 1940 Act.  Mutual Funds Trust and Growth Trust are duly registered as open-end management investment companies under the 1940 Act and such registrations are in full force and effect.

8.3

Financial Statements.  The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of Horizon Growth Fund and SMID-Cap Fund dated September 30, 2014 and March 31, 2015, fairly present the financial condition of Horizon Growth Fund and SMID-Cap Fund as of said dates in conformity with generally accepted accounting principles.

8.4

No Contingent Liabilities.  There are no known contingent liabilities of Horizon Growth Fund or SMID-Cap Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Mutual Funds Trust threatened, against Horizon Growth Fund or to the knowledge of Growth Trust threatened against SMID-Cap Fund which would materially affect its financial condition.

8.5

Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Mutual Funds Trust and Growth Trust by vote taken at a meeting of such Board duly called and held on June 8, 2015.  No approval of the shareholders of SMID-Cap Fund is required in connection with this Agreement or the transaction contemplated hereby.  The Agreement has been executed and delivered by a duly authorized officer of Mutual Funds Trust and Growth Trust and is a valid and legally binding obligation of each of Horizon Growth Fund and SMID-Cap Fund enforceable in accordance with its terms.

8.6

No Material Violations.  Mutual Funds Trust and Growth Trust are not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of the Declaration of Trust or By-Laws, as may be amended, of Mutual Funds Trust or Growth Trust, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Mutual Funds Trust or Growth Trust is a party or by which they are bound.

8.7

Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on Horizon Growth Fund or SMID-Cap Fund, each of Horizon Growth Fund and SMID-Cap Fund has filed or will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due.  Each of Horizon Growth Fund and SMID-Cap Fund has elected to be treated as a “regulated investment company” for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

8.8

Good and Marketable Title.  On the Closing Date, Horizon Growth Fund will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to SMID-Cap Fund.  Upon delivery of such assets, SMID-Cap Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims under Article 8 of the Uniform Commercial Code of which SMID-Cap Fund has notice and necessary documentation at or prior to the time of delivery.

8.9

SMID-Cap Fund N-1A Not Misleading.  The SMID-Cap Fund N-1A conforms on the date of the Agreement, and will conform on the date of the Proxy Statement and the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.10

Proxy Statement.  The Proxy Statement delivered to Horizon Growth Fund shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

8.11

Books and Records.  Each of Horizon Growth Fund and SMID-Cap Fund has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

9.

Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

9.1

Representations and Warranties.  The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

9.2

Shareholder Approval.  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of Horizon Growth Fund Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of Mutual Funds Trust.

9.3

Pending or Threatened Proceedings.  On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

9.4

Registration Statement.  The Growth Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.  The Proxy Statement has been delivered to each shareholder of record of Horizon Growth Fund as of August 27, 2015 in accordance with the provisions of the 1934 Act and the rules thereunder.

9.5

Declaration of Dividend.  Mutual Funds Trust shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to Horizon Growth Fund shareholders all of Horizon Growth Fund’s investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of Horizon Growth Fund, all of its net capital gain realized in the final taxable period of Horizon Growth Fund (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of Horizon Growth Fund.

9.6

State Securities Laws.  The parties shall have received all permits and other authorizations necessary, if any, under state securities laws to consummate the transactions contemplated herein.

9.7

Performance of Covenants.  Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

9.8

Due Diligence.  SMID-Cap Fund and the Portfolio shall have had reasonable opportunity to have its officers and agents review the records of Horizon Growth Fund.

9.9

No Material Adverse Change.  From the date of this Agreement, through the Closing Date, there shall not have been:

•

any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Horizon Growth Fund or SMID-Cap Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

•

any loss (whether or not covered by insurance) suffered by Horizon Growth Fund or SMID-Cap Fund materially and adversely affecting of Horizon Growth Fund or SMID-Cap Fund, other than depreciation of securities;

•

issued by Mutual Funds Trust or Growth Trust to any person any option to purchase or other right to acquire shares of any class of Horizon Growth Fund or SMID-Cap Fund Shares (other than in the ordinary course of Mutual Fund Trust’s or Growth Trust’s business as an open-end management investment company);

•

any indebtedness incurred by Horizon Growth Fund or SMID-Cap Fund for borrowed money or any commitment to borrow money entered into by Horizon Growth Fund or SMID-Cap Fund except as permitted in Horizon Growth Fund N-1A or SMID-Cap Fund N-1A and disclosed in financial statements required to be provided under this Agreement;

•

any amendment to the Declaration of Trust or By-Laws of Mutual Funds Trust or Growth Trust that will adversely affect the ability of either Trust to comply with the terms of this Agreement; or

•

any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Horizon Growth Fund except as provided in Horizon Growth Fund N-1A so long as it will not prevent Mutual Funds Trust from complying with Section 7.8.

9.10

Lawful Sale of Shares.  On the Closing Date, SMID-Cap Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Growth Trust, and conform in all substantial respects to the description thereof contained in the Growth Trust N-14 and Proxy Statement furnished to Horizon Growth Fund shareholders and the SMID-Cap Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by Growth Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

9.11

Documentation and Other Actions.  Mutual Funds Trust and Growth Trust shall have executed such documents and shall have taken such other actions, if any, as reasonably requested to fully effectuate the transactions contemplated hereby.

10.

Addresses

All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Mutual Funds Trust or Eaton Vance Growth Trust, as applicable, Two International Place, Boston, MA  02110 (Attention:  Chief Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

11.

Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Sections 7 or 8 hereof have not been performed or do not exist on or before April 30, 2016.  In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

12.

Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts.  Mutual Funds Trust and Growth Trust represent that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.  Mutual Funds Trust and Growth Trust represent that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.  The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.  This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original.  Whenever used herein, the use of any gender shall include all genders.  In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

13.

Amendments

At any time prior to or after approval of this Agreement by Horizon Growth Fund shareholders (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of SMID-Cap Fund Shares to be received by Horizon Growth Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.  The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14.

Massachusetts Business Trust

References in this Agreement to Mutual Funds Trust or Growth Trust mean and refer to the Trustees from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses.  It is expressly agreed that the obligations of Mutual Funds Trust or Growth Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of either Trust personally, but bind only the trust property of the applicable Trust as provided in said Declaration of Trust.  The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of each Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of the applicable Trust as provided in such Declaration of Trust.  No series of Mutual Funds Trust or Growth Trust shall be liable for the obligations of any other series.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:

EATON VANCE MUTUAL FUNDS TRUST

By:

EATON VANCE GROWTH TRUST

By:

SMID-CAP PORTFOLIO

By:

APPENDIX B

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stocks delivered solid gains for the 12-month period ended September 30, 2014. Beginning in the second half of October 2013, the market turned upward after a federal budget agreement ended the 16-day U.S. government shutdown. In December, when the U.S. Federal Reserve (the Fed) made its long-anticipated move to begin “tapering” economic stimulus, U.S. stocks put aside earlier fears of tapering and soared to record highs.

Harsh winter weather and geopolitical tensions weighed on the market in early 2014, but U.S. stocks subsequently resumed their advance amid signs of a gradually strengthening economy. The U.S. equity market generally climbed at a moderate pace through the spring of 2014, until the outbreak of hostilities in Iraq in June sent stocks sharply lower. But equities soon bounced back once the Fed reiterated its pledge to maintain low interest rates. U.S. stocks seesawed throughout the third quarter of 2014, falling in late July amid mounting geopolitical and economic concerns, before rebounding in August and into September, only to struggle again in the final couple weeks of the 12-month period.

However, the major U.S. stock indexes ended the 12-month period with strong performance. The S&P 500 Index2 advanced 19.73% for the period, while the Dow Jones Industrial Average gained 15.29%. The technology-laden NASDAQ Composite Index added 20.61%. Large-cap U.S. stocks (as measured by the Russell 1000 Index) generally fared better than their small-cap counterparts (as measured by the Russell 2000 Index) for the 12-month period. Within the large-cap space, growth stocks generally outpaced value stocks, while the reverse was true in the small-cap category.

Fund Performance

For the 12-month period ended September 30, 2014, Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) had a total return of 6.13% for Class A shares at net asset value (NAV). By comparison, the Fund’s primary benchmark, the Russell 2500 Index (the Index), returned 8.97% for the same period.

The Fund underperformed the Index due to both stock selection and sector allocation. Of the 10 economic sectors in the Index, the Fund delivered positive returns in six of the eight sectors in which it was invested. The Index recorded positive returns in all 10 sectors.

Consumer discretionary was the Fund’s worst-performing sector versus the Index, as a result of both stock selection and an overweight position. In the distributors industry, LKQ Corp., a leading aftermarket auto parts supplier, was the Fund’s worst-performing individual stock amid concern about the potential effect of collision avoidance technology on its business. The Fund’s sole holding in the media industry, investment research provider Morningstar, Inc., was also among the Fund’s weakest-performing individual stocks. Stock selection in the health care sector further hampered Fund performance relative to the Index, but was partially offset by a beneficial overweight position in the sector. Within health care, the Fund’s lack of exposure to the pharmaceuticals industry detracted from relative performance, as pharmaceuticals outperformed for the 12-month period. In the life sciences tools & services industry, diagnostic products company Bio-Rad Laboratories was one of Fund’s poorest-performing individual stocks after the company reported disappointing earnings. Within the energy sector, stock selection detracted from the Fund’s performance versus the Index. The Fund’s two holdings in the sector, Oceaneering International, Inc. and Dril-Quip, Inc., both suppliers to the ocean oil and gas drilling business, were among the Fund’s worst-performing individual stocks. Both stocks were hurt by a decline in the ocean drilling business during the period.

On the positive side, industrials was the Fund’s best-performing sector relative to the Index, as a result of stock selection. Specifically, the Fund’s holdings in the marine and electrical equipment industries outperformed versus the Index. In the marine industry, the Fund’s overweight position in tank-barge operator Kirby Corp. boosted performance relative to the Index, as the stock gained amid rising U.S. oil production. The financials sector also contributed to the Fund’s relative performance. In the insurance industry, specialty commercial insurance provider Markel Corp. was one of the Fund’s best-performing individual stocks after the company reported strong earnings. Stock selection in the consumer staples sector also aided Fund performance versus the Index, particularly the Fund’s lack of exposure to the underperforming personal products industry.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2014

Performance2,3

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	6.13%	15.36%	11.38%
Class A with 5.75% Maximum Sales Charge	—	—	0.04	14.00	10.72
Class C at NAV	10/01/2009	04/30/2002	5.35	14.50	10.96
Class C with 1% Maximum Sales Charge	—	—	4.35	14.50	10.96
Class I at NAV	04/30/2002	04/30/2002	6.42	15.64	11.65
Class R at NAV	08/03/2009	04/30/2002	5.91	15.08	11.25
Class R6 at NAV	07/01/2014	04/30/2002	6.46	15.65	11.65
Russell 2500 Index	—	—	8.97%	15.98%	9.45%
Russell 2000 Index	—	—	3.93	14.28	8.18

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I	Class R	Class R6
Gross	1.26%	2.01%	1.01%	1.51%	0.93%
Net	1.25	2.00	1.00	1.50	0.92

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2004	$28,316	N.A.
Class I	$250,000	09/30/2004	$752,964	N.A.
Class R	$10,000	09/30/2004	$29,045	N.A.
Class R6	$1,000,000	09/30/2004	$3,013,107	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2014

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Markel Corp.	4.6%

HCC Insurance Holdings, Inc.	3.9

Kirby Corp.	3.6

Morningstar, Inc.	3.5

ANSYS, Inc.	3.5

DENTSPLY International, Inc.	3.1

Sally Beauty Holdings, Inc.	3.1

Henry Schein, Inc.	2.8

SEI Investments Co.	2.7

City National Corp.	2.6

Total	33.4%

See Endnotes and Additional Disclosures in this report.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 2500 Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Performance1,2

 Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	14.34%	13.27%	16.09%	12.02%
Class A with 5.75% Maximum Sales Charge	—	—	7.77	6.74	14.74	11.36
Class C at NAV	10/01/2009	04/30/2002	13.91	12.44	15.24	11.56
Class C with 1% Maximum Sales Charge	—	—	12.91	11.44	15.24	11.56
Class I at NAV	04/30/2002	04/30/2002	14.43	13.53	16.38	12.29
Class R at NAV	08/03/2009	04/30/2002	14.15	13.02	15.82	11.86
Class R6 at NAV	07/01/2014	04/30/2002	14.51	13.66	16.40	12.30
Russell 2500 Index	—	—	12.29%	10.07%	15.47%	9.61%
Russell 2000 Index	—	—	14.46	8.21	14.56	8.81

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.23%	1.98%	0.98%	1.48%	0.90%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Markel Corp.	4.7%
HCC Insurance Holdings, Inc.	3.9
ANSYS, Inc.	3.6
Sally Beauty Holdings, Inc.	3.5
Morningstar, Inc.	3.5
Fair Isaac Corp.	3.0
SEI Investments Co.	3.0
DENTSPLY International, Inc.	2.9
Equifax, Inc.	2.8
Acuity Brands, Inc.	2.6
Total	33.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Endnotes and Additional Disclosures

[1]

Russell 2500 Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

APPENDIX C

OUTSTANDING SHARES AND 5% HOLDERS

Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder.  As of the Record Date, the number of Horizon Growth Fund Class A shares, Class B shares, Class C shares and Class I shares outstanding were 1,460,766.430; 106,495.494; 593,940.446 and 122,646.518, respectively, and the number of SMID-Cap Fund Class A shares, Class C shares, Class I shares, Class R shares and Class R6 shares outstanding were 56,589,301.371; 9,826,372.588; 150,682,536.925; 8,579,638.402; and 12,353,159.923, respectively.  SMID-Cap Fund shareholders are not voting on the proposal.

As of the July 31, 2015 , the following person(s) held the share percentage of Horizon Growth Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class A shares
Pershing LLC	Jersey City, NJ	14.54%
National Financial Services LLC	Jersey City, NJ	12.65%
Raymond James	St. Petersburg, FL	10.41%
First Clearing LLC	St. Louis, MO	8.31%
Morgan Stanley Smith Barney	Jersey City, NJ	7.61%
UBS WM USA	Weehawken, NJ	7.07%
American Enterprise Investment Svc.	Minneapolis, MN	7.05%
LPL Financial	San Diego, CA	5.80%
Class B shares
First Clearing LLC	St. Louis, MO	35.08%
American Enterprise Investment Svc	Minneapolis, MN	20.77%
National Financial Services LLC	Jersey City, NJ	14.86%
Class C shares
Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	15.73%
Raymond James	St. Petersburg, FL	14.71%
Pershing LLC	Jersey City, NJ	13.27%
First Clearing LLC	St. Louis, MO	10.03%
Morgan Stanley Smith Barney	Jersey City, NJ	9.93%
National Financial Services LLC	Jersey City, NJ	5.48%
LPL Financial	San Diego, CA	5.36%
Class I shares
First Clearing LLC	St. Louis, MO	46.81%
UBS WM USA	Weehawken, NJ	26.85%
Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	9.61%
Charles Schwab & Co Inc.	San Francisco, CA	8.94%

Beneficial owners of 25% or more of a Class of the Fund are presumed to be in control of that Class for purposes of voting on certain matters submitted to shareholders.

C-1

Assuming the Reorganization was consummated on July 31, 2015 , such persons would hold the following share percentages in the combined fund:

Class A shares

Pershing LLC	Jersey City, NJ	6.53%
National Financial Services LLC	Jersey City, NJ	6.53%
Raymond James	St. Petersburg, FL	4.30%
First Clearing LLC	St. Louis, MO	0.16%
Morgan Stanley Smith Barney	Jersey City, NJ	2.24%
UBS WM USA	Weehawken, NJ	3.35%
American Enterprise Investment Svc.	Minneapolis, MN	16.84%
LPL Financial	San Diego, CA	1.71%
Class C shares
Merrill Lynch Pierce Fenner & Smith	Jacksonville, Fl	17.62%
Raymond James	St. Petersburg, FL	14.81%
Pershing LLC	Jersey City, NJ	6.24%
First Clearing LLC	St. Louis, MO	7.72%
Morgan Stanley Smith Barney	Jersey City, NJ	8.75%
National Financial Services LLC	Jersey City, NJ	4.65%
LPL Financial	San Diego, CA	4.91%
Class I shares
First Clearing LLC	St. Louis, MO	4.61%
UBS WM USA	Weehawken, NJ	8.57%
Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	11.93%
Charles Schwab & Co Inc.	San Francisco, CA	11.05%

Beneficial owners of 25% or more of a Class of the Fund are presumed to be in control of that Class for purposes of voting on certain matters submitted to shareholders.

As of July 31, 2015 , the following person(s) held the share percentage of SMID-Cap Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class A shares
American Enterprise Investment Svc.	Minneapolis, MN	16.96%
Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	8.97%
Charles Schwab & Co Inc.	San Francisco, CA	8.26%
National Financial Services LLC	Jersey City, NJ	6.42%
Pershing LLC	Jersey City, NJ	6.41%
Class C shares
Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	17.68%
Raymond James	St. Petersburg, FL	14.81%
UBS WM USA	Weehawken, NJ	13.17%
Morgan Stanley Smith Barney	Jersey City, NJ	8.71%
First Clearing LLC	St. Louis, MO	7.64%
Pershing LLC	Jersey City, NJ	6.01%
American Enterprise Investment Svc	Minneapolis, MN	5.74%
Class I shares
Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	11.93%
National Financial Services LLC	Jersey City, NJ	11.65%
Charles Schwab & Co Inc.	San Francisco, CA	11.06%
Edward D. Jones and Co	St. Louis, MO	10.35%
UBS WM USA	Weehawken, NJ	8.57%

C-2

Class R shares
Voya Institutional Trust Company	Windsor, CT	25.23%
Voya Retirement Insurance and Annuity Co	Windsor, CT	13.38%
Sammons Financial Network LLC	West Des Moines, IA	12.63%
Hartford Life Insurance Company	Windsor, CT	12.34%
DCGT as Trustee and/or Custodian	Des Moines, IA	7.80%
Class R6 shares
Mercer Trust Company	Norwood, MA	42.97%
National Financial Services LLC	Jersey City, NJ	13.85%
MAC & Co	Pittsburgh, PA	10.77%
PIMS/Prudential Retirement	Houston, TX	10.11%

Beneficial owners of 25% or more of a Class of the Fund are presumed to be in control of that Class for purposes of voting on certain matters submitted to shareholders.

Assuming the Reorganization was consummated on July 31, 2015 , such persons would hold the following share percentages in the combined fund:

Class A shares
American Enterprise Investment Svc.	Minneapolis, MN	16.84%
Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	8.92%
Charles Schwab & Co Inc	San Francisco, CA	8.18%
National Financial Services LLC	Jersey City, NJ	6.53%
Pershing LLC	Jersey City, NJ	6.53%
Class C shares
Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	17.62%
Raymond James	St. Petersburg, FL	14.81%
UBS WM USA	Weehawken, NJ	12.85%
Morgan Stanley Smith Barney	Jersey City, NJ	8.75%
First Clearing LLC	St. Louis, MO	7.72%
Pershing LLC	Jersey City, NJ	6.24%
American Enterprise Investment Svc	Minneapolis, MN	5.57%
Class I shares
Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	11.93%
National Financial Services LLC	Jersey City, NJ	11.64%
Charles Schwab & Co Inc.	San Francisco, CA	11.05%
Edward D. Jones and Co	St. Louis, MO	10.34%
UBS WM USA	Weehawken, NJ	8.57%
Class R shares
Voya Institutional Trust Company	Windsor, CT	25.23%
Voya Retirement Insurance and Annuity Co	Windsor, CT	13.38%
Sammons Financial Network LLC	West Des Moines, IA	12.63%
Hartford Life Insurance Company	Windsor, CT	12.34%
DCGT as Trustee and/or Custodian	Des Moines, IA	7.80%
Class R6 shares
Mercer Trust Company	Norwood, MA	42.97%
National Financial Services LLC	Jersey City, NJ	13.85%
MAC & Co	Pittsburgh, PA	10.77%
PIMS/Prudential Retirement	Houston, TX	10.11%

Beneficial owners of 25% or more of a Class of the Fund are presumed to be in control of that Class for purposes of voting on certain matters submitted to shareholders.

As of July 31, 2015, to the knowledge of each Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of Horizon Growth Fund or SMID-Cap Fund.  The Trustees and officers of each Trust individually and as a group owned beneficially less than 1% of the outstanding shares of each Fund as of that date.

C-3

EATON VANCE GROWTH TRUST
Eaton Vance Atlanta Capital SMID-Cap Fund

Two International Place

Boston, Massachusetts 02110

STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 24 , 2015

This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Atlanta Capital Horizon Growth Fund (“Horizon Growth Fund”), a series of Eaton Vance Mutual Funds Trust (referred to herein as the “Acquired Fund”) into Eaton Vance Atlanta Capital SMID-Cap Fund (“SMID-Cap Fund”), a series of Eaton Vance Growth Trust, whereby the Acquired Fund will transfer substantially all of its assets to SMID-Cap Fund, and shareholders in the Acquired Fund will receive Class A, Class C and Class I shares of corresponding shares of SMID-Cap Fund, and Class B shares of Horizon Growth Fund will receive Class A shares of SMID-Cap Fund, in exchange for its Acquired Fund shares, respectively. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)

The financial statements of (a) Horizon Growth Fund included in the Semi-Annual Report to Shareholders of the Fund for the six-months ended March 31, 2015, previously filed on EDGAR, Accession No. 0001193125-15-201565 and the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2014, previously filed on EDGAR, Accession No. 0001193125-14-425066 and (b) SMID-Cap Fund included in the Semi-Annual Report to Shareholders of the Fund for the six-months ended March 31, 2015, previously filed on EDGAR, Accession No. 0001193125-15- 201541 and the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2014, previously filed on EDGAR, Accession No. 0001193125-14-424304.

(2)

The Statement of Additional Information of Horizon Growth Fund and SMID-Cap Fund, dated February 1, 2015 as supplemented May 7, 2015 and June 8, 2015, all previously filed on EDGAR, Accession Nos. 0000940394-15-000091, 0000940394-15-000665 and 0000940394-15- 000796, respectively.

This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated August 24 , 2015 relating to the above-referenced matter.  A copy of the Proxy Statement/ Prospectus may be obtained by calling Eaton Vance Distributors, Inc. at 1-800-262-1122.

Pro Forma Financial Statements

The pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this SAI because, as of June 30, 2015, the net asset value of Horizon Growth Fund does not exceed ten percent (10%) of the net asset value of SMID-Cap Fund.

T:\n-14\special investment trust\mcgf & lcgf 2014\initial filing\lcgf SAI for MCGF merger

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.

The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.

Exhibits

(1)	(a)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.
(b)

Amendment dated August 18, 1992 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.

(c)

Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and incorporated herein by reference.

(d)

Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(4) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

(e)

Amendment dated November 14, 2011 to the Declaration of Trust filed as Exhibit (a)(5) to Post-Effective Amendment No. 125 filed December 22, 2011 (Accession No. 0000940394-11-001393) and incorporated herein by reference.

(f)

Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated dated September 2, 2014 filed as Exhibit (a)(6) to Post-Effective Amendment No. 168 filed August 20, 2014 (Accession No. 0000940394-14-001199) and incorporated herein by reference.

(2)

Amended and Restated By-Laws of Eaton Vance Growth Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 137 filed July 18, 2012 (Accession No. 0000940394-12-000814) and incorporated herein by reference.

(3)		Voting Trust Agreement – not applicable.

(4)

Form of Agreement and Plan of Reorganization by and between Eaton Vance Growth Trust, on behalf of its series Eaton Vance Atlanta Capital SMID-Cap Fund, and Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Atlanta Capital Horizon Growth Fund – filed as Appendix A to the Proxy Statement/Prospectus.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.
(6)	(a)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund (now Eaton Vance Richard Bernstein Equity Strategy Fund), and Eaton Vance Management dated August 9, 2010 filed as Exhibit (d)(3) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

(b)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund (now Eaton Vance Richard Bernstein Equity Strategy Fund) dated August 9, 2010 filed as Exhibit (d)(4) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

(c)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as Exhibit (d)(5) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

(d)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Value Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as Exhibit (d)(6) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

(e)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein All Asset Strategy Fund, and Eaton Vance Management dated September 30, 2011 filed as Exhibit (d)(7) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(f)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein All Asset Strategy Fund dated September 30, 2011 filed as Exhibit (d)(8) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(g)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital Select Equity Fund, and Eaton Vance Management dated December 30, 2011 filed as Exhibit (d)(9) to Post-Effective Amendment No. 126 filed December 23, 2011 (Accession No. 0000940394-11-001429) and incorporated herein by reference.

(h)

Investment Sub-Advisory Agreement between Eaton Vance Management and Atlanta Capital Management Company, LLC for Eaton Vance Atlanta Capital Select Equity Fund dated December 30, 2011 filed as Exhibit (d)(10) to Post-Effective Amendment No. 126 filed December 23, 2011 (Accession No. 0000940394-11-001429) and incorporated herein by reference.

(i)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Global Natural Resources Fund, and Eaton Vance Management dated April 30, 2012 filed as Exhibit (d)(11) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

(j)

Investment Sub-Advisory Agreement between Eaton Vance Management and AGF Investments America Inc. for Eaton Vance Global Natural Resources Fund dated April 30, 2012 filed as Exhibit (d)(12) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

(k)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital Focused Growth Fund, and Boston Management and Research dated July 20, 2012 filed as Exhibit (d)(11) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(l)

Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Eaton Vance Atlanta Capital Focused Growth Fund dated July 20, 2012 filed as Exhibit (d)(12) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(m)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Greater China Growth Fund, and Boston Management and Research dated July 31, 2012 filed as Exhibit (d)(13) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(n)

Investment Sub-Advisory Agreement between Boston Management and Research and Lloyd George Management (Hong Kong) Limited for Eaton Vance Greater China Growth Fund dated July 31, 2012 filed as Exhibit (d)(14) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(o)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Multi-Cap Growth Fund, and Boston Management and Research dated July 24, 2012 filed as Exhibit (d)(15) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(p)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest Emerging Markets Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(16) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(q)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest Emerging Markets Equity Fund dated August 29, 2012 filed as Exhibit (d)(17) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(r)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest Global Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(18) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(s)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest Global Equity Fund dated August 29, 2012 filed as Exhibit (d)(19) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(t)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest International Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(20) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(u)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest International Equity Fund dated August 29, 2012 filed as Exhibit (d)(21) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(v)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest U.S. Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(22) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(w)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest U.S. Equity Fund dated August 29, 2012 filed as Exhibit (d)(23) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(x)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Parametric Balanced Risk Fund, and Eaton Vance Management dated August 13, 2013 filed as Exhibit (d)(24) to Post-Effective Amendment No. 152 filed September 10, 2013 (Accession No. 0000940394-13-001052) and incorporated herein by reference.

(y)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates, LLC for Parametric Balanced Risk Fund dated August 13, 2013 as Exhibit (d)(25) to Post-Effective Amendment No. 154 filed November 25, 2013 (Accession No. 0000940394-13-001324) and incorporated herein by reference.

(z)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein Market Opportunities Fund, and Eaton Vance Management dated September 2, 2014 filed as Exhibit (d)(26) to Post-Effective Amendment No. 168 filed August 20, 2014 (Accession No. 0000940394-14-001199) and incorporated herein by reference.

(a)(a)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein Market Opportunities Fund dated September 2, 2014 filed as Exhibit (d)(27) to Post-Effective Amendment No. 168 filed August 20, 2014 (Accession No. 0000940394-14-001199) and incorporated herein by reference.

(7)	(a)	(i)

Amended and Restated Master Distribution Agreement effective as of May 1, 2014 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 139 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(ii)

Amended Schedule A dated June 1, 2015 to the Amended and Restated Master Distribution Agreement effective as of May 1, 2014 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 242 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 28, 2015 (Accession No. 0000940394-15-000722) and incorporated herein by reference.

(b)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(b)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(c)

Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(d)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(10)	(a)	(i)

Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated May 3, 2015 to Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 47 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed April 30, 2015 (Accession No. 0000940394-15-000628) and incorporated herein by reference.

(b)

Master Distribution Plan for Class B shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(2) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

	(c)	(i)

Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated May 3, 2015 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 47 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed April 30, 2015 (Accession No. 0000940394-15-000628) and incorporated herein by reference.

	(d)	(i)

Master Distribution Plan for Class R shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(4) to Post-Effective Amendment No. 204 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 30, 2013 (Accession No. 0000940394-13-000762) and incorporated herein by reference.

(ii)

Amended Schedule A dated June 1, 2015 to Master Distribution Plan for Class R shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 242 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 28, 2015 (Accession No. 0000940394-15-000722) and incorporated herein by reference.

	(e)	(i)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n) to Post-Effective Amendment No. 139 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(ii)

Amended Schedule A dated June 1, 2015 to the Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 242 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 28, 2015 (Accession No. 0000940394-15-000722) and incorporated herein by reference.

(11)

Opinion and Consent of Counsel as to legality of securities being registered by Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(12)		Form of Opinion of Willkie Farr & Gallagher LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus filed herewith.
(13)	(a)	(i)

Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust on behalf of its series listed on Appendix A and Eaton Vance Management dated May 1, 2012 filed as Exhibit (h)(1) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(b)	(i)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(ii)

Amendment dated January 1, 2014 to Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 159 filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

(iii)

Amendment dated March 1, 2015 to Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(2)(c) to Post-Effective Amendment No. 153 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed March 26, 2015 (Accession No. 0000940394-15-000437) and incorporated herein by reference.

(c)

Sub-Transfer Agency Support Services Agreement effective January 1, 2014 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 159 filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

	(d)	(i)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated October 31, 2012 filed as Exhibit (h)(4) to Post-Effective Amendment No. 63 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed July 26, 2013 (Accession No. 0000940394-13-000938) and incorporated herein by reference.

(ii)

Amended Schedule A dated August 10, 2015 to the Expense Waivers/Reimbursements Agreement dated October 31, 2012 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 248 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed August 10, 2015 (Accession No. 0000940394-15-000996) and incorporated herein by reference.

(14)		Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund filed herewith.
(15)		Omitted Financial Statements – not applicable
(16)		Power of Attorney for Eaton Vance Growth Trust and Asian Small Companies Portfolio, SMID-Cap Portfolio and Worldwide Health Sciences Portfolio dated August 10, 2015 filed herewith.
(17)	(a)	(i)

Prospectus dated February 1, 2015, as supplemented, of Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund filed as Exhibit (17)(a)(i) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(ii)

Statement of Additional Information dated February 1, 2015, as supplemented, of Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund filed as Exhibit (17)(a)(ii) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(iii) Prospectus dated February 1, 2015, as revised August 24, 2015, of Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund filed herewith.
	(b)	(i)

Eaton Vance Atlanta Capital Horizon Growth Fund Semiannual Report to Shareholders for the period ended March 31, 2015 filed as Exhibit (17)(b)(i) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(ii)

Eaton Vance Atlanta Capital Horizon Growth Fund Annual Report to Shareholders for the fiscal year ended September 30, 2014 filed as Exhibit (17)(b)(ii) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(iii)

Eaton Vance Atlanta Capital SMID-Cap Fund Semiannual Report to Shareholders for the period ended March 31, 2015 filed as Exhibit (17)(b)(iii) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(iv)

Eaton Vance Atlanta Capital SMID-Cap Fund Annual Report to Shareholders for the fiscal year ended September 30, 2014 filed as Exhibit (17)(b)(iv) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(c)	Proxy Card filed herewith.

Item 17.

Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 24th day of August, 2015.

EATON VANCE GROWTH TRUST

/s/ Payson F. Swaffield

Payson F. Swaffield

President

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Payson F. Swaffield
Payson F. Swaffield	President (Chief Executive Officer)	August 24, 2015
/s/ James F. Kirchner	Treasurer (Principal Financial
James F. Kirchner	and Accounting Officer)	August 24, 2015
Scott E. Eston*
Scott E. Eston	Trustee	August 24, 2015
Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	August 24, 2015
Cynthia E. Frost*
Cynthia E. Frost	Trustee	August 24, 2015
George J. Gorman*
George J. Gorman	Trustee	August 24, 2015
Valerie A. Mosley*
Valerie A. Mosley	Trustee	August 24, 2015
William H. Park*
William H. Park	Trustee	August 24, 2015
Helen Frame Peters*
Helen Frame Peters	Trustee	August 24, 2015
Susan J. Sutherland*
Susan J. Sutherland	Trustee	August 24, 2015
Harriett Tee Taggart*
Harriett Tee Taggart	Trustee	August 24, 2015
Ralph F. Verni*
Ralph F. Verni	Trustee	August 24, 2015

* By: /s/ Maureen A. Gemma
Maureen A. Gemma (As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number

Description

(12)			Form of Opinion of Willkie Farr & Gallagher LLP
(14)			Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund
(16)			Power of Attorney for Eaton Vance Growth Trust and Asian Small Companies Portfolio, SMID-Cap Portfolio and Worldwide Health Sciences Portfolio dated August 10, 2015 filed herewith.
(17)	(a)	(iii)	Prospectus dated February 1, 2015, as revised August 24, 2015, of Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund
	(c)		Proxy Card